UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5718

DREYFUS TREASURY PRIME CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	1/31/15

FORM N-CSR

Item 1.                         Reports to Stockholders.

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax-Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	53
Statements of Operations	56
Statements of Changes in Net Assets	58
Financial Highlights	63
Notes to Financial Statements	73
Report of Independent Registered
Public Accounting Firm	82
Important Tax Information	83
Board Members Information	84
Officers of the Funds	86
For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Dreyfus Cash Management Funds

The Funds

LETTER TO SHAREHOLDERS

This annual report for the Dreyfus Cash Management Funds (Taxable) covers the 12-month period ended January 31, 2015. Over the reporting period, these funds achieved the following yields and, taking into account the effects of compounding, the following effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.03	0.03
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Government
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Agency Shares	0.01	0.01
Dreyfus Government
Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Treasury & Agency
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Service Shares	0.01	0.01
Select Shares	0.01	0.01
Agency Shares	0.01	0.01
Premier Shares	0.01	0.01
Dreyfus Treasury
Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00

Despite rising long-term interest rates and a recovering U.S. economy over the reporting period, money market yields remained anchored by an unchanged federal funds rate between 0% and 0.25%.

U.S. Economy Continued to Strengthen

Long-term rates had climbed as high as 3% but began to moderate in the weeks before the start of the reporting period due to renewed concerns that global economic instability could derail the U.S. recovery.These worries soon proved overblown when the domestic economy continued to exhibit signs of strength in February, including gains in the manufacturing and service sectors, a 6.7% unemployment rate, and the creation of 188,000 new jobs. In March, the unemployment rate stayed unchanged and 225,000 positions were added. Still, it later was announced that severe winter weather had contributed to a contraction in U.S. GDP of 2.1% annualized over the first quarter of the year.

The second quarter witnessed a strong rebound in economic data. 330,000 new jobs were created in April, and the unemployment rate fell to 6.3%. In May, payrolls rose by 236,000, and the unemployment rate held steady. Meanwhile, manufacturing activity accelerated, and personal incomes posted gains. 286,000 jobs were created in June, while the unemployment rate dipped to 6.1%. Manufacturing activity, personal incomes, and home sales continued to grow.The U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter.

The unemployment rate ticked higher to 6.2% in July, when 249,000 new jobs were created. In addition, regulators removed a degree of uncertainty from money market operations by delaying newly enacted rule changes until 2016. August saw higher retail and new home sales, but new job creation fell to 213,000 even as the unemployment rate fell back to 6.1%.

In September, the economic recovery created 250,000 new jobs, and the unemployment rate slid to 5.9%, its

The Funds 3

LETTER TO SHAREHOLDERS (continued)

lowest level since June 2008. Falling energy prices helped offset rising housing and food prices, contributing to a mild inflation rate of 0.1%. U.S. GDP grew at an estimated annualized 5.0% rate during the third quarter, its strongest quarterly performance since 2003.

In early October, investors reacted negatively to concerns that disappointing growth in Europe might threaten the U.S. economy. Markets bounced back over the second half of the month when U.S. economic data stayed strong, including a 5.7% unemployment rate and 221,000 new jobs. Personal incomes rose and fuel prices fell, giving consumers greater confidence. The Federal Reserve Board (the “Fed”) ended its quantitative easing program at the end of the month, signaling its belief that such aggressive accommodation was no longer needed. In November, the unemployment rate ticked higher to 5.8% while an estimated 423,000 new jobs were added. Hourly earnings rose by 0.4% during the month, suggesting that the recovery’s benefits might have broadened to more Americans. Meanwhile, falling fuel prices contributed to an inflation rate of –0.3% in November, giving consumers greater buying power during the holiday season. December brought more positive economic news as the unemployment rate slipped to 5.6% and an estimated 329,000 jobs were created. For 2014 overall, 2.95 million jobs were added to the U.S. economy, the largest annual increase since 1999. The U.S. economy grew at an estimated, annualized 2.6% rate for the fourth quarter.

January 2015 saw not just the creation of 257,000 new jobs, but additional evidence of wage growth emerged when compensation for hourly workers jumped by its largest margin since the 2008 financial crisis. A slight increase in the unemployment rate to 5.7% was attributed to more unemployed workers entering the labor force.

Fed in No Hurry to Raise Rates

The Fed has reiterated that its current target for short-term interest rates “remains appropriate” and that policymakers “can be patient in beginning to normalize the stance of monetary policy.” Therefore, we have set the funds’ weighted average maturities in ranges we consider to be slightly longer than market-neutral, and we have remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these remain prudent strategies until we see more solid evidence that short-term interest rates are set to rise.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by
Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

LETTER TO
SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for the Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2015, these tax-exempt money market funds achieved the following yields and effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Municipal
Cash Management Plus
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus New York
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus Tax Exempt
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus New York AMT-Free
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Classic Shares	0.00	0.00

The U.S. economic recovery gained traction over the reporting period, but the Federal Reserve Board (the “Fed”) left its target for short-term interest rates unchanged at historically low levels. Consequently, yields of tax-exempt money market instruments remained near zero percent.

Supply-and-Demand Factors Put Pressure on Yields

Although the U.S. economy contracted at a 2.1% annualized rate over the first quarter of 2014 amid harsh winter weather, economic data soon rebounded strongly as the unemployment rate moved steadily lower, hundreds of thousands of new jobs were created each month, domestic manufacturing activity intensified, and consumer and business confidence improved. As a result, U.S. GDP expanded at a 4.6% annualized rate during the second quarter, 5.0% for the third quarter, and an estimated 2.6% during the fourth quarter of the year.

In contrast to the recovering U.S. economy, many overseas markets continued to struggle with low growth and deflationary pressures stemming from plummeting oil prices. Central banks in Europe and Japan responded with increasingly accommodative monetary policies, which sent yields of sovereign bonds sharply lower in major developed markets. Global investors seeking more competitive levels of current income from high-quality government bonds increasingly turned to U.S.Treasury securities, sparking a substantial rally at the longer end of the market’s maturity range. Short-term rates were relatively unaffected, however, as the Fed left the federal funds rate unchanged in a range between 0% and 0.25%.

The Funds 5

LETTER TO SHAREHOLDERS (continued)

Within the tax-exempt money market, issuance of new municipal instruments declined in 2014 as the need for short-term financing diminished in light of better fiscal conditions and higher tax receipts. Meanwhile, investor demand remained relatively robust. In this environment, one-year municipal notes ended the reporting period with yields of 0.14%, on average, and a weekly, high-grade market index comprised of seven-day tax-exempt variable-rate demand notes (VRDNs) averaged 0.05% during 2014.

Municipal credit quality generally continued to improve throughout the reporting period as most states and many local governments recovered gradually from the recession. In particular, state general funds have shown consecutive quarters of growth in personal income taxes and sales taxes, both important sources of revenue. New York and California have ranked among the states benefiting most from the national economic recovery.

Focus on Quality and Liquidity

As we have for some time, we maintained the funds’ focus on instruments with strong liquidity characteristics, including an emphasis onVRDNs on which yields are reset weekly and can be tendered at par for cash or seven day settlement. As part of our risk management strategy, we also maintained broad diversification across both municipal issuers and instruments backed by third parties. For example, we have identified stable credits among state general obligation bonds; essential-service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers.

In addition, like most other tax-exempt money market funds, we have continued to maintain short weighted average maturities compared to historical averages, as narrow yield differences along the market’s maturity range provided little incentive to assume the incremental risks of longer dated instruments.

Fed in No Hurry to Raise Rates

Although the Fed ended its massive quantitative easing program in October, 2014, it has reiterated that its current target for short-term interest rates “remains appropriate” and that policymakers “can be patient in beginning to normalize the stance of monetary policy.” Minutes from the Federal Open Market Committee’s January 2015 meeting indicated that members remained concerned about the risks of raising rates too early, and at least one member recommended additional policy accommodation. Consequently, in our judgment, the prudent course for management of the funds continues to be an emphasis on preservation of capital and liquidity.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by
Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2014 to January 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2015

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash
Management
Expenses paid
per $1,000†	$.81	$.96	$.96	$.96	—	—	$.96	—
Ending value
(after expenses)	$1,000.20	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—
Annualized
expense ratio (%)	.16	.19	.19	.19	—	—	.19	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$.35	$.35	$.35	$.35	—	—	$.35	—
Ending value
(after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	—	—	$1,000.10	—
Annualized
expense ratio (%)	.07	.07	.07	.07	—	—	.07	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$.30	$.30	$.30	$.30	—	—	$.30	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—
Annualized
expense ratio (%)	.06	.06	.06	.06	—	—	.06	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$.25	$.25	$.25	$.25	$.25	$.30	$.25	$.25
Ending value
(after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10
Annualized
expense ratio (%)	.05	.05	.05	.05	.05	.06	.05	.05
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$.15	$.15	$.15	$.15	—	—	$.15	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—
Annualized
expense ratio (%)	.03	.03	.03	.03	—	—	.03	—

The Funds 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended January 31, 2015

	Institutional	Investor	Administrative	Participant	Agency	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$.60	$.55	$.55	$.55	$.55	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—
Annualized
expense ratio (%)	.12	.11	.11	.11	.11	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$.55	$.55	$.55	$.55	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—
Annualized
expense ratio (%)	.11	.11	.11	.11	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$.40	$.40	$.40	$.40	—	—
Ending value
(after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	—	—
Annualized
expense ratio (%)	.08	.08	.08	.08	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$.30	$.30	$.35	$.30	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—
Annualized
expense ratio (%)	.06	.06	.07	.06	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$.55	$.50	$.55	—	—	$.55
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00
Annualized
expense ratio (%)	.11	.10	.11	—	—	.11

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2015

	Institutional	Investor Administrative		Participant	Service	Select	Agency	Premier
Dreyfus Cash
Management
Expenses paid
per $1,000†	$.82	$.97	$.97	$.97	—	—	$.97	—
Ending value
(after expenses)	$1,024.40	$1,024.25	$1,024.25	$1,024.25	—	—	$1,024.25	—
Annualized
expense ratio (%)	.16	.19	.19	.19	—	—	.19	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$.36	$.36	$.36	$.36	—	—	$.36	—
Ending value
(after expenses)	$1,024.85	$1,024.85	$1,024.85	$1,024.85	—	—	$1,024.85	—
Annualized
expense ratio (%)	.07	.07	.07	.07	—	—	.07	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$.31	$.31	$.31	$.31	—	—	$.31	—
Ending value
(after expenses)	$1,024.90	$1,024.90	$1,024.90	$1,024.90	—	—	$1,024.90	—
Annualized
expense ratio (%)	.06	.06	.06	.06	—	—	.06	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$.26	$.26	$.26	$.26	$.26	$.31	$.26	$.26
Ending value
(after expenses)	$1,024.95	$1,024.95	$1,024.95	$1,024.95	$1,024.95	$1,024.90	$1,024.95	$1,024.95
Annualized
expense ratio (%)	.05	.05	.05	.05	.05	.06	.05	.05
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$.15	$.15	$.15	$.15	—	—	$.15	—
Ending value
(after expenses)	$1,025.05	$1,025.05	$1,025.05	$1,025.05	—	—	$1,025.05	—
Annualized
expense ratio (%)	.03	.03	.03	.03	—	—	.03	—

The Funds 9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended January 31, 2015

	Institutional	Investor	Administrative	Participant	Agency	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$.61	$.56	$.56	$.56	$.56	—
Ending value
(after expenses)	$1,024.60	$1,024.65	$1,024.65	$1,024.65	$1,024.65	—
Annualized
expense ratio (%)	.12	.11	.11	.11	.11	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$.56	$.56	$.56	$.56	—	—
Ending value
(after expenses)	$1,024.65	$1,024.65	$1,024.65	$1,024.65	—	—
Annualized
expense ratio (%)	.11	.11	.11	.11	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$.41	$.41	$.41	$.41	—	—
Ending value
(after expenses)	$1,024.80	$1,024.80	$1,024.80	$1,024.80	—	—
Annualized
expense ratio (%)	.08	.08	.08	.08	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$.31	$.31	$.36	$.31	—	—
Ending value
(after expenses)	$1,024.90	$1,024.90	$1,024.85	$1,024.90	—	—
Annualized
expense ratio (%)	.06	.06	.07	.06	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$.56	$.51	$.56	—	—	$.56
Ending value
(after expenses)	$1,024.65	$1,024.70	$1,024.65	—	—	$1,024.65
Annualized
expense ratio (%)	.11	.10	.11	—	—	.11

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2015

	Principal
Dreyfus Cash Management	Amount ($)		Value ($)

Negotiable Bank Certificates of Deposit—31.2%
Bank of Montreal (Yankee)
0.25%, 2/9/15	100,000,000	[a]	100,000,000
Bank of Montreal (Yankee)
0.22%, 4/8/15	209,000,000		209,000,000
Bank of Nova Scotia (Yankee)
0.21%, 4/20/15	300,000,000	[b]	300,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%—0.25%, 3/26/15—4/28/15	500,000,000		500,000,000
Credit Agricole (Yankee)
0.15%, 2/2/15	500,000,000		500,000,000
Credit Industriel et Commercial (Yankee)
0.20%, 3/18/15	1,000,000,000		1,000,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.24%—0.25%, 4/22/15—4/27/15	475,000,000	[b]	475,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%—0.25%, 2/3/15—4/21/15	1,150,000,000		1,150,000,000
Nordea Bank Finland (Yankee)
0.23%, 5/19/15	495,000,000		494,992,652
Norinchukin Bank/NY (Yankee)
0.24%, 4/27/15	500,000,000		500,000,000
Rabobank Nederland/NY (Yankee)
0.27%, 6/19/15	200,000,000		200,003,828
Royal Bank of Canada (Yankee)
0.26%—0.28%, 2/3/15—2/4/15	500,000,000	[a]	500,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%—0.26%, 3/11/15—4/6/15	1,000,000,000	[b]	1,000,000,000
Toronto Dominion Bank NY (Yankee)
0.26%, 2/17/15	500,000,000	[a]	500,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 10/26/15	375,000,000		375,000,000
Wells Fargo Bank, NA
0.27%—0.28%, 4/9/15—4/10/15	850,000,000	[a]	850,000,000
Total Negotiable Bank Certificates of Deposit
(cost $8,653,996,480)			8,653,996,480

Commercial Paper—28.4%
ANZ International Ltd.
0.26%, 2/27/15	100,000,000	[a,b]	100,000,000
Australia and New Zealand Banking Group Ltd.
0.25%—0.26%, 2/2/15—2/17/15	450,000,000	[a,b]	450,000,000
Barclays US CCP Funding LLC
0.10%, 2/2/15	500,000,000	[b]	499,998,612
BNP Paribas Finance Inc.
0.21%—0.23%, 2/2/15—4/21/15	1,081,000,000		1,080,894,534
BNZ International Funding Ltd.
0.29%, 2/3/15	100,000,000	[a,b]	100,000,000
Caisse des Depots et Consignations
0.15%—0.22%, 2/12/15—4/9/15	522,000,000		521,874,722

The Funds 11

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
Commonwealth Bank of Australia
0.25%, 2/20/15	400,000,000	[a,b]	400,000,000
CPPIB Capital Inc.
0.25%, 9/8/15	115,000,000		114,825,104
Credit Suisse New York
0.23%, 3/24/15	300,000,000		299,902,250
DBS Bank Ltd./Singapore
0.25%—0.26%, 6/8/15—7/7/15	180,000,000	[b]	179,823,406
JP Morgan Securities LLC (3A3)
0.27%, 4/7/15	150,000,000		149,926,875
JPMorgan Securities LLC (4(2))
0.38%, 2/9/15	75,000,000	[a,b]	75,000,000
National Australia Bank
0.25%, 2/9/15	500,000,000	[a,b]	500,000,000
National Australia Funding (DE) Inc.
0.25%, 2/11/15	138,000,000	[a,b]	137,998,628
Oversea-Chinese Banking Corp./NY
0.19%—0.24%, 2/19/15—5/27/15	597,900,000		597,589,040
PSP Capital Inc.
0.19%, 3/17/15—3/18/15	191,000,000		190,955,070
Rabobank Nederland/NY
0.27%, 8/14/15	800,000,000		798,859,764
Rabobank USA Finance Corp.
0.21%—0.22%, 2/2/15—2/5/15	155,000,000		154,996,839
State Street Corp.
0.17%, 3/16/15	84,000,000		83,982,943
Toyota Motor Credit Corp.
0.21%, 2/19/15	300,000,000		299,968,500
United Overseas Bank Ltd.
0.23%, 3/20/15—4/17/15	300,000,000	[b]	299,879,889
Westpac Banking Corp.
0.25%—0.26%, 2/12/15—4/2/15	825,000,000	[a,b]	825,000,000
Total Commercial Paper
(cost $7,861,476,176)			7,861,476,176

Asset-Backed Commercial Paper—4.4%
Alpine Securitization Corp.
0.23%, 2/19/15	350,000,000	[b]	349,959,750
Antalis U.S. Funding Corp.
0.16%, 2/6/15	64,150,000	[b]	64,148,574
Collateralized Commercial Paper Program Co., LLC
0.30%—0.33%, 3/17/15—7/1/15	800,000,000		799,202,500
Total Asset-Backed Commercial Paper
(cost $1,213,310,824)			1,213,310,824

Time Deposits—22.8%
Credit Agricole (Grand Cayman)
0.06%, 2/2/15	700,000,000		700,000,000

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

Time Deposits (continued)
DNB Bank (Grand Cayman)
0.05%, 2/2/15	1,200,000,000		1,200,000,000
DZ Bank AG (Grand Cayman)
0.05%, 2/2/15	288,000,000		288,000,000
Lloyds Bank (London)
0.05%, 2/2/15	1,200,000,000		1,200,000,000
Natixis New York (Grand Cayman)
0.07%, 2/2/15	267,000,000		267,000,000
Nordea Bank Finland (Grand Cayman)
0.05%, 2/2/15	400,000,000		400,000,000
Royal Bank of Canada (Toronto)
0.05%, 2/2/15	271,000,000		271,000,000
Standard Chartered Bank
0.06%, 2/2/15	1,000,000,000		1,000,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.04%, 2/2/15	1,000,000,000		1,000,000,000
Total Time Deposits
(cost $6,326,000,000)			6,326,000,000

U.S. Government Agency—.9%
Federal National Mortgage Association
0.09%, 3/4/15
(cost $249,980,625)	250,000,000	[c]	249,980,625

U.S. Treasury Bills—.6%
0.00%—0.01%, 2/5/15—4/30/15
(cost $174,999,389)	175,000,000		174,999,389

U.S. Treasury Notes—.5%
0.02%—0.04%, 3/15/15—5/31/15
(cost $137,007,247)	136,220,000		137,007,247

Repurchase Agreements—12.3%
BNP Paribas Prime Brokerage Inc.
0.31%, dated 12/15/14, due 3/7/15 in the amount of $125,003,229
(fully collateralized by Various Common Stocks, value $137,500,001)	125,000,000	[d]	125,000,000
Credit Agricole CIB
0.05%, dated 1/30/15, due 2/2/15 in the amount of
$2,150,008,958 (fully collateralized by $11,827,800
U.S. Treasury Bills, due 3/12/15-1/7/16, value $11,826,236,
$9,502,000 U.S. Treasury Bonds, 2.75%-9.13%,
due 5/15/18-11/15/44, value $11,070,778,
$1,735,702,400 U.S. Treasury Inflation Protected
Securities, 0.13%-3.88%, due 4/15/15-4/15/29,
value $1,837,282,143, $317,850,000 U.S. Treasury
Notes, 0.25%-5.13%, due 2/15/15-8/15/24,
value $324,840,718 and $11,902,961 U.S. Treasury
Strips, due 5/15/15-8/15/44, value $7,980,145)	2,150,000,000		2,150,000,000

The Funds 13

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Merrill Lynch & Co. Inc.
0.31%, dated 9/10/14-12/9/14, due 3/7/15 in the amount of $675,017,438
(fully collateralized by Various Common Stocks, value $742,500,127)	675,000,000 [d]	675,000,000
SG Americas Securities, LLC
0.29%, dated 9/10/14, due 3/7/15 in the amount of $200,004,833
(fully collateralized by Various Common Stocks, value $220,000,001)	200,000,000 [d]	200,000,000
Societe Generale
0.07%, dated 1/30/15, due 2/2/15 in the amount of $250,001,458
(fully collateralized by $51,168,000 Federal Farm Credit Bank, 0.68%-0.94%,
due 9/23/16-11/13/17, value $51,241,977, $36,310,000 Federal Home Loan
Bank, 0.80%-1.50%, due 6/12/18-12/30/19, value $36,463,734, $57,844,000
Federal National Mortgage Association, 0.50%-2.13%, due 10/21/15-2/20/18,
value $58,231,074 and $122,180,000 Resolution Funding Corp., 0%,
due 1/15/21, value $109,066,421)	250,000,000	250,000,000
Total Repurchase Agreements
(cost $3,400,000,000)		3,400,000,000

Total Investments (cost $28,016,770,741)	101.1%	28,016,770,741

Liabilities, Less Cash and Receivables	(1.1%)	(298,738,609)

Net Assets	100.0%	27,718,032,132

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2015, these securities amounted to $5,756,808,859 or 20.8% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
[d] Illiquid security; investment has a put feature and a variable or floating rate.The interest rate shown is the current rate as of January 31, 2015 and changes periodically.The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	78.7	Savings & Loans	1.9
Repurchase Agreements	12.3	Finance	1.8
Asset-Backed/Banking	4.2	Asset-Backed/Special Purpose Entity	.2
U.S. Government and Agency	2.0		101.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2015

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—60.5%
Federal Farm Credit Bank:
2/20/15	0.14	70,000,000	[a]	70,047,153
2/20/15	0.14	180,000,000	[a]	180,146,493
3/2/15	0.10	75,000,000		74,993,958
3/25/15	0.06	165,000,000		164,985,700
4/13/15	0.11	125,000,000		124,972,882
4/28/15	0.11	29,000,000		28,992,379
5/1/15	0.13	154,000,000		153,998,477
6/5/15	0.10	100,000,000		99,965,555
6/10/15	0.12	50,000,000		49,978,500
8/26/15	0.13	50,000,000		49,962,805
10/7/15	0.12	100,000,000	[a]	100,000,000
Federal Home Loan Bank:
2/2/15	0.00	65,000,000		65,000,000
2/3/15	0.12	133,000,000	[a]	132,999,992
2/13/15	0.06	125,000,000		124,997,500
2/17/15	0.11	150,000,000		149,992,667
2/19/15	0.06	500,000,000		499,986,250
2/20/15	0.11	500,000,000	[a]	500,000,000
2/20/15	0.11	200,000,000		199,998,454
2/20/15	0.11	20,000,000		20,001,428
2/25/15	0.09	100,000,000		99,994,333
2/27/15	0.10	60,000,000		59,995,667
2/27/15	0.11	300,000,000	[a]	300,000,168
3/11/15	0.10	865,000,000		864,907,956
3/13/15	0.12	90,000,000		89,988,500
3/25/15	0.12	100,000,000		99,982,667
4/17/15	0.11	278,100,000		278,039,166
4/20/15	0.11	75,000,000		74,982,125
4/21/15	0.09	50,000,000		49,990,125
4/21/15	0.13	63,400,000		63,399,001
4/23/15	0.11	175,000,000		174,956,688
4/29/15	0.11	27,500,000		27,492,690
5/1/15	0.13	50,000,000		49,999,176
5/22/15	0.12	100,000,000		99,963,333
6/3/15	0.14	110,000,000		109,947,811
6/5/15	0.14	77,000,000		76,963,134
7/8/15	0.14	139,880,000		139,794,594
7/29/15	0.14	34,100,000		34,077,238
8/19/15	0.14	179,150,000	[a]	179,209,516
9/15/15	0.16	150,000,000		150,034,852
10/15/15	0.24	250,000,000		249,977,933
11/4/15	0.19	400,000,000		399,963,892
1/22/16	0.24	200,000,000		199,526,666
Federal Home Loan Mortgage Corp.:
2/13/15	0.10	300,000,000	[b]	299,990,500
2/25/15	0.16	500,000,000	[a,b]	500,000,000
4/8/15	0.10	250,000,000	[b]	249,956,458
4/21/15	0.10	500,000,000	[b]	499,895,764
4/23/15	0.10	500,000,000	[b]	499,893,125

The Funds 15

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp. (continued):
5/5/15	0.10	300,000,000	[b]	299,922,500
5/11/15	0.09	25,000,000	[b]	24,993,813
5/27/15	0.12	225,000,000	[b]	224,913,750
5/29/15	0.12	400,000,000	[b]	399,844,000
6/2/15	0.14	100,000,000	[b]	99,954,625
6/17/15	0.12	100,000,000	[b]	99,954,667
7/23/15	0.15	200,000,000	[b]	199,861,444
Federal National Mortgage Association:
2/26/15	0.19	361,000,000	[a,b]	360,926,935
2/27/15	0.10	140,000,000	[b]	139,989,889
4/13/15	0.09	200,000,000	[b]	199,964,500
4/21/15	0.15	200,000,000	[a,b]	199,982,454
5/21/15	0.10	269,000,000	[b]	268,918,553
6/1/15	0.14	170,000,000	[b]	169,920,667
8/17/15	0.13	450,000,000	[b]	449,674,403
9/28/15	0.19	160,062,000	[b]	160,383,174
Total U.S. Government Agencies
(cost $12,013,148,645)				12,013,148,645

U.S. Treasury Bills—2.8%
2/5/15	0.01	100,000,000		99,999,889
4/30/15	0.05	198,000,000		197,975,800
7/30/15	0.07	250,000,000		249,909,878
Total U.S. Treasury Bills
(cost $547,885,567)				547,885,567

Repurchase Agreements—38.7%
Bank of Nova Scotia
dated 1/30/15, due 2/2/15 in the amount of $340,001,700
(fully collateralized by $925,556 Federal Home Loan Bank,
2.20%-3.13%, due 3/11/16-5/2/22, value $931,598, $97,631,705
Federal Home Loan Mortgage Corp., 1.96%-5%, due 4/18/17-12/1/44,
value $90,097,828, $238,072,170 Federal National Mortgage
Association, 0%-5.50%, due 7/1/15-1/1/45, value $213,651,797,
$36,789,430 Government National Mortgage Association, 3.50%-5.39%,
due 11/20/43-8/20/62, value $38,725,862 and $1,618,076 U.S. Treasury
Inflation Protected Securities, 3.63%, due 4/15/28, value $3,392,965)	0.06	340,000,000		340,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Barclays Capital, Inc.
dated 1/30/15, due 2/2/15 in the amount of
$19,000,079 (fully collateralized by $11,830,216
U.S. Treasury Notes, 0.88%, due 8/15/17,
value $11,923,681 and $9,442,308 U.S. Treasury
Strips, due 2/15/18-5/15/44, value $7,456,321)	0.05	19,000,000	19,000,000
Citigroup Global Markets Holdings Inc.
dated 1/30/15, due 2/2/15 in the amount of $20,000,100
(fully collateralized by $20,397,000 Federal Agricultural Mortgage
Corp., 0.09%, due 2/27/15, value $20,400,025)	0.06	20,000,000	20,000,000
Credit Agricole CIB
dated 1/30/15, due 2/2/15 in the amount of $800,004,000
(fully collateralized by $155,335,728 Federal Home Loan Mortgage
Corp., Mortgage Pools, 2.21%-6.50%, due 8/1/18-12/1/44, value $68,990,033,
$652,458,371 Federal National Mortgage Association, Mortgage Pools,
1.87%-7%, due 1/1/19-11/1/46, value $246,445,484, $548,114,280
Government National Mortgage Association, Mortgage Pools, 2.68%-4.55%,
due 10/20/42-1/1/64, value $472,070,145 and $26,177,000
U.S. Treasury Inflation Protected Securities, 0.75%,
due 2/15/42, value $28,494,338)	0.06	800,000,000	800,000,000
Federal Reserve Bank of New York,
dated 1/30/15, due 2/2/15 in the amount of $5,000,020,833
(fully collateralized by $1,180,039,500 U.S. Treasury Bonds,
2.75%-4.75%, due 2/15/40-8/15/42, value $1,771,804,299
and $3,117,313,000 U.S. Treasury Notes, 1.50%-4%,
due 2/29/16-11/15/22, value $3,228,216,636)	0.05	5,000,000,000	5,000,000,000
HSBC USA Inc.
dated 1/30/15, due 2/2/15 in the amount of
$400,001,667 (fully collateralized by
$408,117,000 U.S. Treasury Bills,
due 4/30/15-12/10/15, value $408,000,443)	0.05	400,000,000	400,000,000
JPMorgan Chase & Co.
dated 1/30/15, due 2/2/15 in the amount of $100,000,750
(fully collateralized by $3,435,910,747 Federal National
Mortgage Association, Mortgage Pools, 5.60%-7.28%,
due 11/25/33-4/25/44, value $74,267,824 and
$349,935,407 Government National Mortgage
Association, Mortgage Pools, 0.02%-6.91%,
due 9/20/34-3/20/44, value $27,732,305)	0.09	100,000,000	100,000,000

The Funds 17

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Natixis New York Branch
dated 1/30/15, due 2/2/15 in the amount of $1,000,005,833
(fully collateralized by $48,288,840 U.S. Treasury Bonds, 3%-8.75%, due 5/15/17-11/15/44, value $61,197,118, $224,330,680
U.S. Treasury Inflation Protected Securities, 0.13%-2.38%,
due 1/15/18-1/15/28, value $309,530,934 and $630,392,247
U.S. Treasury Notes, 0.25%-4.63%, due 2/15/15-11/15/24,
value $649,271,948)	0.07	1,000,000,000	1,000,000,000
Total Repurchase Agreements
(cost $7,679,000,000)			7,679,000,000

Total Investments (cost $20,240,034,212)		102.0%	20,240,034,212

Liabilities, Less Cash and Receivables		(2.0%)	(401,491,236)

Net Assets		100.0%	19,838,542,976

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	38.7	Federal Farm Credit Bank	5.5
Federal Home Loan Bank	28.1	U.S. Treasury Bills	2.8
Federal Home Loan Mortgage Corp.	17.1
Federal National Mortgage Association	9.8		102.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2015

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—69.8%
Federal Farm Credit Bank:
2/4/15	0.05	25,000,000		24,999,896
2/8/15	0.12	50,000,000	[a]	50,001,649
2/11/15	0.04	50,000,000		49,999,444
2/17/15	0.13	150,000,000	[a]	150,005,176
2/18/15	0.07	120,000,000		119,995,939
2/25/15	0.12	100,000,000	[a]	100,000,000
3/12/15	0.10	50,000,000		49,994,583
3/23/15	0.12	25,000,000		24,995,833
3/24/15	0.10	50,000,000		49,992,917
4/1/15	0.11	66,000,000		65,988,610
4/13/15	0.10	20,000,000		19,996,055
4/17/15	0.09	75,000,000		74,985,937
4/20/15	0.11	100,000,000		99,976,167
5/7/15	0.10	25,000,000		24,993,403
5/12/15	0.12	15,000,000		14,995,000
6/4/15	0.12	25,000,000		24,989,750
7/17/15	0.10	25,000,000		24,988,472
12/21/15	0.25	32,000,000		31,999,183
Federal Home Loan Bank:
2/4/15	0.08	79,625,000		79,624,489
2/5/15	0.06	125,000,000		124,999,167
2/11/15	0.05	150,000,000		149,997,917
2/13/15	0.06	185,000,000		184,996,043
2/24/15	0.06	150,000,000		149,994,729
2/25/15	0.10	213,000,000		212,986,510
2/27/15	0.10	48,000,000		47,996,602
3/11/15	0.08	191,000,000		190,982,889
3/13/15	0.11	56,800,000		56,792,836
3/18/15	0.13	100,000,000		99,983,750
3/25/15	0.11	4,500,000		4,499,285
4/8/15	0.07	26,200,000		26,196,638
4/22/15	0.10	50,000,000		49,988,889
4/29/15	0.08	4,300,000		4,299,221
5/1/15	0.08	35,000,000		34,993,078
5/6/15	0.10	100,000,000		99,975,194
5/8/15	0.10	112,000,000		111,970,133
5/13/15	0.10	100,000,000		99,971,944
6/5/15	0.14	25,000,000		24,988,375
7/8/15	0.14	50,000,000		49,969,472
Total U.S. Government Agencies
(cost $2,808,105,175)				2,808,105,175

The Funds 19

STATEMENT OF INVESTMENTS (continued)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Government Prime Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—27.3%
2/5/15		0.01	125,000,000	124,999,858
2/12/15		0.01	365,000,000	364,998,633
2/19/15		0.01	53,000,000	52,999,867
2/26/15		0.001	123,000,000	122,999,915
3/5/15		0.01	33,000,000	32,999,707
4/16/15		0.02	300,000,000	299,985,611
4/23/15		0.03	100,000,000	99,994,375
Total U.S. Treasury Bills
(cost $1,098,977,966)				1,098,977,966

U.S. Treasury Notes—.4%
4/30/15
(cost $16,093,477)		0.09	16,000,000	16,093,477
Total Investments (cost $3,923,176,618)			97.5%	3,923,176,618
Cash and Receivables (Net)			2.5%	100,971,276
Net Assets			100.0%	4,024,147,894

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
Federal Home Loan Bank	44.9	U.S. Treasury Notes		.4
U.S. Treasury Bills	27.3
Federal Farm Credit Bank	24.9			97.5
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2015

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Treasury Bills—17.6%
2/5/15	0.02	590,000,000		589,998,444
2/19/15	0.03	550,000,000		549,991,625
3/5/15	0.02	62,000,000		61,998,898
3/26/15	0.02	200,000,000		199,995,583
4/2/15	0.03	1,022,000,000		1,021,955,467
4/16/15	0.04	500,000,000		499,958,889
4/23/15	0.04	300,000,000		299,975,700
6/4/15	0.07	300,000,000		299,928,250
Total U.S. Treasury Bills
(cost $3,523,802,856)				3,523,802,856

U.S. Treasury Floating Rate Notes—.7%
2/2/15
(cost $149,938,059)	0.10	150,000,000	[a]	149,938,059

U.S. Treasury Notes—28.3%
2/28/15	0.12	150,000,000		150,015,976
3/15/15	0.10	300,000,000		300,098,404
3/31/15	0.10	1,100,000,000		1,104,200,240
4/15/15	0.06	650,000,000		650,413,693
4/30/15	0.07	66,000,000		66,389,474
4/30/15	0.08	381,000,000		381,038,198
5/15/15	0.05	53,000,000		53,030,110
5/31/15	0.12	515,000,000		518,403,909
6/15/15	0.10	250,000,000		250,251,250
7/31/15	0.05	314,000,000		316,542,027
8/15/15	0.05	415,000,000		424,212,420
8/15/15	0.09	134,000,000		134,110,218
9/30/15	0.12	600,000,000		600,510,389
9/30/15	0.12	109,000,000		109,811,621
10/15/15	0.12	100,000,000		100,091,397
10/31/15	0.17	300,000,000		302,444,634
11/15/15	0.16	135,000,000		135,229,811
11/30/15	0.15	47,000,000		47,036,615
Total U.S. Treasury Notes
(cost $5,643,830,386)				5,643,830,386

The Funds 21

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements—53.0%
ABN AMRO Bank N.V.
dated 1/30/15, due 2/2/15 in the amount of $1,000,006,667
(fully collateralized by $2,147,848,431 Government National
Mortgage Association, Mortgage Pools 2%-5%, due 4/20/39-7/20/44,
value $1,018,938,281 and $1,019,800 U.S. Treasury Notes,
2%-2.63%, due 9/30/20-11/15/20, value $1,061,770)	0.08	1,000,000,000	1,000,000,000
Bank of Nova Scotia
dated 1/30/15, due 2/2/15 in the amount of $250,001,042
(fully collateralized by $3,624,350 U.S. Treasury Bills,
due 2/12/15-1/7/16, value $3,619,864, $105,531,715
U.S. Treasury Bonds, 2.75%-8.13%, due 5/15/21-8/15/44,
value $128,195,874, $21,898,875 U.S. Treasury Inflation
Protected Securities, 0.13%-2.50%, due 7/15/16-2/15/40,
value $29,308,549 and $88,893,520 U.S. Treasury Notes,
0.25%-4.63%, due 8/31/15-8/15/24, value $93,875,722)	0.05	250,000,000	250,000,000
Barclays Capital, Inc.
dated 1/30/15, due 2/2/15 in the amount of $125,000,521
(fully collateralized by $91,360,007 U.S. Treasury Notes,
0.88%-2.50%, due 8/15/17-5/15/24, value $94,535,311
and $41,744,939 U.S. Treasury Strips, due 2/15/18-5/15/44,
value $32,964,787)	0.05	125,000,000	125,000,000
CIBC World Markets PLC
dated 1/30/15, due 2/2/15 in the amount of $100,000,417
(fully collateralized by $5,845,000 U.S. Treasury Bonds,
3%-6.13%, due 11/15/27-11/15/44, value $8,519,396
and $90,721,000 U.S. Treasury Notes, 0.63%-2.25%,
due 12/31/16-11/15/24, value $93,481,989)	0.05	100,000,000	100,000,000
Citigroup Global Markets Holdings Inc.
dated 1/30/15, due 2/2/15 in the amount of $30,000,125
(fully collateralized by $29,773,600 U.S. Treasury Notes, 2%,
due 1/31/16, value $30,600,075)	0.05	30,000,000	30,000,000
Credit Agricole CIB
dated 1/30/15, due 2/2/15 in the amount of $200,000,833
(fully collateralized by $1,100,260 U.S. Treasury Bills,
due 3/12/15-1/7/16, value $1,100,115, $883,907
U.S. Treasury Bonds, 2.75%-9.13%, due 5/15/18-11/15/44,
value $1,029,840, $161,460,688 U.S. Treasury
Inflation Protected Securities, 0.13%-3.88%,
due 4/15/15-4/15/29, value $170,909,967,
$29,567,442 U.S. Treasury Notes, 0.25%-5.13%,
due 2/15/15-8/15/24, value $30,217,741
and $1,107,252 U.S. Treasury Strips,
due 5/15/15-8/15/44, value $742,339)	0.05	200,000,000	200,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Credit Suisse Securities LLC
dated 1/30/15, due 2/2/15 in the amount of $50,000,292
(fully collateralized by $48,185,000 Government National
Mortgage Association, 3.50%, due 1/20/45, value $51,000,143)	0.07	50,000,000	50,000,000
Federal Reserve Bank of New York,
dated 1/30/15, due 2/2/15 in the amount of $5,400,022,500
(fully collateralized by $1,504,898,400 U.S. Treasury Bonds,
2.75%-4.75%, due 2/15/41-8/15/42, value $2,239,260,203
and $2,982,176,300 U.S. Treasury Notes, 1.63%-4%,
due 2/29/16-11/15/22, value $3,160,762,388)	0.05	5,400,000,000	5,400,000,000
HSBC USA Inc.
dated 1/30/15, due 2/2/15 in the amount of $600,002,500
(fully collateralized by $596,360,700 U.S. Treasury Notes,
0.63%-2.13%, due 11/30/17-2/15/23, value $612,004,210)	0.05	600,000,000	600,000,000
JPMorgan Chase & Co.
dated 1/30/15, due 2/2/15 in the amount of $120,000,600
(fully collateralized by $116,334,900 U.S. Treasury Notes,
0.38%-3.38%, due 3/15/16-11/15/19, value $122,405,102)	0.06	120,000,000	120,000,000
Merrill Lynch & Co. Inc.
dated 1/30/15, due 2/2/15 in the amount of $200,000,833
(fully collateralized by $507,900 U.S. Treasury Bills, due 4/2/15, value $507,891, $30,724,400 U.S. Treasury Bonds, 4.38%-5.25%,
due 11/15/28-5/15/40, value $43,476,933, $95,581,600
U.S. Treasury Notes, 0.25%-3.63%, due 2/29/16-5/15/24,
value $99,557,296 and $68,281,401 U.S. Treasury Strips,
due 5/15/16-5/15/43, value $60,457,972)	0.05	200,000,000	200,000,000
Merrill Lynch & Co. Inc.
dated 1/30/15, due 2/2/15 in the amount of $120,000,600 (fully collateralized by $115,641,762 Government National Mortgage Association,
3.50%-4%, due 12/20/44-1/20/45, value $122,400,001)	0.06	120,000,000	120,000,000
Natixis New York Branch
dated 1/30/15, due 2/2/15 in the amount of $1,400,008,167 (fully collateralized by $67,604,376 U.S. Treasury Bonds, 3%-8.75%, due 5/15/17-11/15/44,
value $85,675,965, $314,062,952 U.S. Treasury Inflation Protected Securities,
0.13%-2.38%, due 1/15/18-1/15/28, value $433,343,308 and $882,549,146
U.S. Treasury Notes, 0.25%-4.63%, due 2/15/15-11/15/24,
value $908,980,728)	0.07	1,400,000,000	1,400,000,000
Societe Generale
dated 1/30/15, due 2/2/15 in the amount of $660,003,300
(fully collateralized by $664,659,600 U.S. Treasury Notes,
0.25%-2%, due 12/31/15-2/15/22, value $673,199,963 and
$88 U.S. Treasury Strips, due 11/15/43, value $44)	0.06	660,000,000	660,000,000

The Funds 23

STATEMENT OF INVESTMENTS (continued)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
TD Securities (USA) LLC
dated 1/30/15, due 2/2/15 in the amount of $320,001,333
(fully collateralized by $69,139,700 U.S. Treasury Bills,
due 3/12/15-12/10/15, value $69,062,078, $18,925,700
U.S. Treasury Bonds, 2.75%-11.25%, due 2/15/15-8/15/44,
value $26,434,201, $4,342,000 U.S. Treasury Floating Rate Notes,
0.07%, due 1/31/16, value $4,342,197, $47,405,200 U.S. Treasury
Inflation Protected Securities, 1.63%-3.88%, due 1/15/18-2/15/40,
value $87,749,074 and $135,562,400 U.S. Treasury Notes, 0.25%-5.13%,
due 1/31/15-8/15/24, value $138,812,469)		0.05	320,000,000	320,000,000
Total Repurchase Agreements
(cost $10,575,000,000)				10,575,000,000

Total Investments (cost $19,892,571,301)			99.6%	19,892,571,301

Cash and Receivables (Net)			.4%	76,121,756

Net Assets			100.0%	19,968,693,057

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)			Value (%)
Repurchase Agreements	53.0	U.S. Treasury Floating Rate Notes		.7
U.S. Treasury Notes	28.3
U.S. Treasury Bills	17.6			99.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2015

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Treasury Bills—88.3%
2/5/15	0.02	2,758,000,000		2,757,992,353
2/12/15	0.02	3,790,000,000		3,789,978,445
2/19/15	0.02	5,084,000,000		5,083,953,728
2/26/15	0.01	3,342,000,000		3,341,965,336
3/5/15	0.02	1,936,000,000		1,935,964,187
3/12/15	0.03	1,758,000,000		1,757,944,848
3/19/15	0.03	2,000,000,000		1,999,931,000
3/26/15	0.01	200,000,000		199,998,528
4/2/15	0.04	1,489,000,000		1,488,911,487
4/16/15	0.03	3,306,000,000		3,305,813,526
4/23/15	0.03	3,313,000,000		3,312,786,344
4/30/15	0.02	2,462,000,000		2,461,860,340
5/7/15	0.05	274,000,000		273,961,551
6/11/15	0.08	500,000,000		499,847,431
7/9/15	0.10	600,000,000		599,730,083
1/7/16	0.18	200,000,000		199,664,722
Total U.S. Treasury Bills
(cost $33,010,303,909)				33,010,303,909

U.S. Treasury Floating Rate Notes—2.6%
2/2/15	0.07	455,000,000	[a]	455,004,381
2/2/15	0.11	500,000,000	[a]	499,962,077
Total U.S. Treasury Floating Rate Notes
(cost $954,966,458)				954,966,458

The Funds 25

STATEMENT OF INVESTMENTS (continued)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Treasury Prime Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes—8.0%
2/15/15		0.04	50,000,000	50,004,334
2/28/15		0.04	1,125,000,000	1,125,187,670
3/15/15		0.03	350,000,000	350,139,207
3/31/15		0.06	100,000,000	100,030,138
4/15/15		0.06	800,000,000	800,509,155
4/30/15		0.09	581,731,000	581,784,398
Total U.S. Treasury Notes
(cost $3,007,654,902)				3,007,654,902
Total Investments (cost $36,972,925,269)			98.9%	36,972,925,269
Cash and Receivables (Net)			1.1%	419,133,679
Net Assets			100.0%	37,392,058,948

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	88.3	U.S. Treasury Floating Rate Notes		2.6
U.S. Treasury Notes	8.0			98.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2015

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—102.4%
Alabama—.8%
Mobile County Industrial Development Authority, Gulf Opportunity
Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.04	2/7/15	2,000,000	[a]	2,000,000
Arizona—1.9%
Maricopa County Industrial Development Authority, MFHR (San Clemente
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.07	2/7/15	1,010,000	[a]	1,010,000
Phoenix Industrial Development Authority, Health Care Facilities
Revenue (Mayo Clinic) (Liquidity Facility; Wells Fargo Bank)	0.01	2/2/15	4,000,000	[a]	4,000,000
Arkansas—2.0%
Arkansas Development Finance Authority,
MFHR (Capri Apartments Project) (LOC; FHLB)	0.03	2/7/15	5,200,000	[a]	5,200,000
California—2.8%
Alameda County Industrial Development Authority, Revenue
(Oakland Pallet Company, Inc. Project) (LOC; Comerica Bank)	0.05	2/7/15	1,620,000	[a]	1,620,000
Alameda County Industrial Development Authority, Revenue
(Tool Family Partnership Project) (LOC; Wells Fargo Bank)	0.06	2/7/15	1,404,000	[a]	1,404,000
California Pollution Control Financing Authority, SWDR
(Bay Counties Sunnyvale Materials and Resource
Transfer Station Project) (LOC; Comerica Bank)	0.05	2/7/15	2,205,000	[a]	2,205,000
California Pollution Control Financing Authority, SWDR (Bay Counties
Waste Services, Inc. Project) (LOC; Comerica Bank)	0.05	2/7/15	2,000,000	[a]	2,000,000
Colorado—3.3%
Colorado Housing and Finance Authority, EDR
(Wanco, Inc. Project) (LOC; U.S. Bank NA)	0.12	2/7/15	1,635,000	[a]	1,635,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1129 X)
(City and County of Denver, Airport System Revenue)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.11	2/7/15	7,000,000 [a,b,c]		7,000,000
Connecticut—.7%
Bridgeport, GO Notes, TAN	2.00	2/19/15	1,900,000		1,901,765
District of Columbia—.3%
District of Columbia, GO Notes	5.00	6/1/15	890,000		904,257
Florida—10.3%
Branch Banking and Trust Co. Municipal Trust (Series 2042)
(Collier County School Board, COP, Refunding (Master Lease-Purchase
Agreement)) (Liquidity Facility; Branch Banking and Trust Co. and
LOC; Branch Banking and Trust Co.)	0.06	2/7/15	4,885,000 [a,b,c]		4,885,000
Branch Banking and Trust Co. Municipal Trust (Series 2057)
(Miami-Dade County, Aviation Revenue (Miami International
Airport)) (Liquidity Facility; Branch Banking and Trust Co.
and LOC; Branch Banking and Trust Co.)	0.05	2/7/15	10,045,000 [a,b,c]		10,045,000
Collier County Health Facilities Authority, Revenue, CP
(Cleveland Clinic Health System)	0.10	6/10/15	1,905,000		1,905,000
Florida Housing Finance Corporation, MFMR
(Tuscany Lakes Apartments) (LOC; FNMA)	0.03	2/7/15	1,900,000	[a]	1,900,000
Jacksonville Electric Authority, Water and Sewer System Subordinated
Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.02	2/7/15	3,350,000	[a]	3,350,000
Miami-Dade County, Aviation Revenue (Miami-Dade International
Airport) (Eagle Series 2013-0016) (Liquidity Facility; Citibank NA)	0.05	2/7/15	5,000,000 [a,b,c]		5,000,000

The Funds 27

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Indiana—3.3%
Indiana Finance Authority, EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project) (LOC; PNC Bank NA)	0.10	2/7/15	2,345,000	[a]	2,345,000
Indianapolis-Marion County Public Library, GO Notes, Refunding	3.00	7/1/15	890,000		900,309
Lawrence, Fort Harrison Reuse Authority, Tax Increment Revenue
(Fort Harrison Military Base Reuse District) (LOC; PNC Bank NA)	0.03	2/7/15	5,350,000	[a]	5,350,000
Iowa—1.7%
Iowa Finance Authority, Revenue (YMCA and Rehabilitation
Center Project) (LOC; Bank of America)	0.03	2/7/15	4,385,000	[a]	4,385,000
Kansas—5.3%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; U.S. Bank NA)	0.04	2/7/15	10,000,000	[a]	10,000,000
Wichita, GO Temporary Notes	0.30	10/15/15	4,000,000		4,000,673
Kentucky—1.9%
Carroll County, Environmental Facilities Revenue, Refunding
(Kentucky Utilities Company Project) (LOC; Bank of
Tokyo-Mitsubishi UFJ, Ltd.)	0.02	2/7/15	5,000,000	[a]	5,000,000
Louisiana—1.9%
Ascension Parish, Revenue, CP (BASF SE)	0.21	2/12/15	5,000,000		5,000,000
Maryland—3.6%
Anne Arundel County, EDR (Atlas Container
Corporation Project) (LOC; M&T Trust)	0.14	2/7/15	4,875,000	[a]	4,875,000
Maryland, GO Notes (State and Local Facilities Loan)	5.25	3/1/15	500,000		502,035
Montgomery County, CP (Liquidity Facility; JPMorgan Chase Bank)	0.05	4/6/15	4,000,000		4,000,000
Massachusetts—.5%
Massachusetts, GO Notes (Consolidated Loan)	4.00	8/1/15	400,000		407,508
Massachusetts, GO Notes (Consolidated Loan) (Prerefunded)	5.00	9/1/15	500,000	[d]	513,948
Massachusetts Bay Transportation Authority,
GO Notes (General Transportation System)	5.88	3/1/15	470,000		472,163
Michigan—1.1%
Pittsfield Township Economic Development Corporation,
LOR, Refunding (Arbor Project) (LOC; Comerica Bank)	0.07	2/7/15	2,775,000	[a]	2,775,000
Minnesota—4.0%
Metropolitan Council (Minneapolis-Saint Paul
Metropolitan Area) GO Notes, GAN	2.00	3/1/15	3,000,000		3,004,566
Minnesota, State General Fund Appropriation Revenue	2.00	6/1/15	600,000		603,600
RBC Municipal Products Inc. Trust (Series E-19) (Minneapolis,
Health Care System Revenue (Fairview Health Services)) (Liquidity
Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.02	2/7/15	5,000,000 [a,b,c]		5,000,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.06	4/2/15	2,000,000		2,000,000
Mississippi—2.3%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.01	2/2/15	4,000,000	[a]	4,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Mississippi (continued)
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.01	2/2/15	2,000,000	[a]	2,000,000
Nebraska—1.7%
Lincoln, Electric System Revenue, CP
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.07	2/12/15	4,500,000		4,500,000
New Jersey—2.1%
Monmouth County Improvement Authority,
Capital Equipment Pooled Lease Revenue	4.00	10/1/15	400,000		409,942
Monmouth County Improvement Authority,
Governmental Pooled Loan Revenue	3.00	12/1/15	450,000		460,449
Monroe Township, GO Notes, BAN	1.00	2/6/15	3,000,000		3,000,311
Stafford Township, GO Notes, BAN
(General Improvement and Water/Sewer Utility)	1.00	5/18/15	1,700,000		1,703,243
New York—2.9%
Monroe County Industrial Development Agency,
Revenue (HDF-RWC Project 1, LLC—Robert
Weslayan College Project) (LOC; M&T Trust)	0.07	2/7/15	2,600,000	[a]	2,600,000
New York State Dormitory Authority, Revenue
(The Rockefeller University) (Liquidity Facility;
JPMorgan Chase Bank)	0.04	2/7/15	5,000,000	[a]	5,000,000
North Carolina—.8%
Guilford County Industrial Facilities and Pollution Control
Financing Authority, IDR (Anco-Eaglin Project)
(LOC; Branch Banking and Trust Co.)	0.07	2/7/15	1,600,000	[a]	1,600,000
University of North Carolina at Charlotte, General Revenue	4.00	4/1/15	400,000		402,456
North Dakota—.8%
North Dakota Rural Water Finance Corporation,
Public Projects Construction Notes	1.00	5/1/15	2,000,000		2,003,550
Ohio—1.8%
Lorain County, IDR (Cutting Dynamics, Inc. Project) (LOC; PNC Bank NA)	0.10	2/7/15	1,395,000	[a]	1,395,000
Union Township, GO Notes, BAN (Various Purpose)	1.00	9/9/15	3,200,000		3,210,560
Oregon—.5%
Oregon Department of Transportation,
Highway User Tax Senior Lien Revenue	5.00	11/15/15	1,210,000		1,256,096
Pennsylvania—10.6%
Beaver County Industrial Development Authority,
EIR (BASF Corporation Project)	0.12	2/7/15	3,200,000	[a]	3,200,000
Pennsylvania Economic Development Financing Authority,
Revenue (Evergreen Community Power Facility) (LOC; M&T Trust)	0.17	2/7/15	13,500,000	[a]	13,500,000
Philadelphia Authority for Industrial Development, Revenue
(The Philadelphia Protestant Home Project) (LOC; Bank of America)	0.11	2/7/15	8,000,000	[a]	8,000,000
Telford Industrial Development Authority, IDR
(Ridgetop Associates Project) (LOC; Bank of America)	0.11	2/7/15	3,295,000	[a]	3,295,000

The Funds 29

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
South Carolina—1.9%
South Carolina Association of Governmental Organizations, COP
(Evidencing Undivided Proportionate Interests in Tax Anticipation
Notes (General Obligations) of Certain South Carolina School Districts)	1.00	4/15/15	5,000,000		5,008,819
Tennessee—7.5%
Blount County Public Building Authority,
Local Government Public Improvement Revenue
(Liquidity Facility; Branch Banking and Trust Co.)	0.02	2/7/15	5,525,000	[a]	5,525,000
Clarksville Public Building Authority, Pooled Financing Revenue
(Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.05	2/7/15	7,900,000	[a]	7,900,000
Memphis, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.07	2/17/15	5,500,000		5,500,000
Shelby County, GO Notes, Refunding	5.00	4/1/15	800,000		806,391
Texas—13.1%
Allen Independent School District, Unlimited Tax Bonds,
Refunding (LOC; Permanent School Fund Guarantee Program)	2.00	2/15/15	625,000		625,479
Dallas, CP (Liquidity Facility; State Street Bank and Trust Co.)	0.06	2/9/15	2,590,000		2,590,000
Dallas, GO Notes	5.00	2/15/15	325,000		325,662
Deutsche Bank Spears/Lifers Trust (Series DBE-482)
(Red River Education Financing Corporation, Higher Education
Revenue (Texas Christian University Project)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank)	0.17	2/7/15	6,560,000 [a,b,c]		6,560,000
El Paso Independent School District, Unlimited Tax School Building
Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC;
Permanent School Fund Guarantee Program)	0.12	2/19/15	1,000,000		1,000,000
Gulf Coast Waste Disposal Authority, SWDR (Air Products Project)	0.03	2/7/15	3,000,000	[a]	3,000,000
Gulf Coast Waste Disposal Authority, SWDR (Air Products Project)	0.03	2/7/15	5,000,000	[a]	5,000,000
Keller Independent School District,
Unlimited Tax School Building Bonds	5.50	8/15/15	625,000		642,743
Lovejoy Independent School District, Unlimited Tax School Building
Bonds, Refunding (LOC; Permanent School Fund Guarantee Program)	2.00	2/15/15	1,600,000		1,601,273
Mansfield Independent School District, Unlimited Tax Bonds,
Refunding (LOC; Permanent School Fund Guarantee Program)	2.00	2/15/15	1,105,000		1,105,851
Port of Port Arthur Navigation District, Revenue, CP (BASF SE)	0.21	2/12/15	5,000,000		5,000,000
San Antonio, GO Notes, Refunding (General Improvement)	0.50	2/1/15	1,000,000		1,000,010
Spring Independent School District, GO Notes, Refunding	5.00	8/15/15	440,000		451,177
Texas, GO Notes (Veterans Bonds) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.03	2/7/15	5,000,000	[a]	5,000,000
Texas Transportation Commission,
State Highway Fund First Tier Revenue	4.50	4/1/15	650,000		654,550
Utah—.4%
Utah Board of Regents, General Revenue (University of Utah)	1.50	8/1/15	1,105,000		1,112,486
Vermont—1.0%
Vermont Educational and Health Buildings Financing Agency, HR
(Northeastern Vermont Regional Hospital Project) (LOC; TD Bank)	0.01	2/2/15	2,500,000	[a]	2,500,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Virginia—.2%
Virginia Resources Authority, Infrastructure Revenue
(Virginia Pooled Financing Program)	4.00	11/1/15	405,000	416,483
Washington—1.4%
Pierce County Economic Development Corporation, Industrial
Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.09	2/7/15	3,560,000 [a]	3,560,000
Wisconsin—8.0%
Dane County, GO Notes, Refunding	3.00	6/1/15	815,000	822,365
Milwaukee, GO Promissory Notes	5.00	2/15/15	375,000	375,777
PMA Levy and Aid Anticipation Notes Program, Note Participations	0.75	2/23/15	2,000,000	2,000,715
PMA Levy and Aid Anticipation Notes Program, Note Participations	1.00	7/23/15	3,000,000	3,011,320
PMA Levy and Aid Anticipation Notes Program, Note Participations	1.00	10/23/15	1,285,000	1,291,952
Saint Croix Central School District, GO Notes, BAN	2.00	3/23/15	3,340,000	3,347,404
Wisconsin Health and Educational Facilities Authority,
Revenue, CP (Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.13	4/2/15	4,000,000	4,000,000
Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue (Liquidity Facility; FHLB)	0.04	2/7/15	6,140,000 [a]	6,140,000

Total Investments (cost $268,511,888)			102.4%	268,511,888
Liabilities, Less Cash and Receivables			(2.4%)	(6,237,297)
Net Assets			100.0%	262,274,591

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2015, these securities amounted to $38,490,000 or 14.7% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	20.0	Special Tax	2.7
Education	12.2	State/Territory	2.6
Health Care	11.4	Pollution Control	1.6
Housing	9.9	Resource Recovery	1.1
Utility-Electric	9.5	Lease	.9
Transportation Services	8.8	Prerefunded	.2
City	6.7	Other	5.4
County	5.9
Utility-Water and Sewer	3.5		102.4

†	Based on net assets.

The Funds 31

STATEMENT OF INVESTMENTS

January 31, 2015

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—103.8%
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.04	2/7/15	2,100,000	[a]	2,100,000
Brewster Central School District, GO Notes, BAN	0.50	10/9/15	10,930,000		10,957,649
Canisteo-Greenwood Central School District, GO Notes, BAN	1.00	6/24/15	5,620,000		5,636,757
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.20	2/7/15	8,730,000	[a]	8,730,000
Chemung County Industrial Development Agency, IDR
(Trayer Products, Inc. Project) (LOC; HSBC Bank USA)	0.20	2/7/15	170,000	[a]	170,000
Columbia County Capital Resource Corporation, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.02	2/7/15	4,945,000	[a]	4,945,000
Columbia County Industrial Development Agency, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.02	2/7/15	4,350,000	[a]	4,350,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1327)
(New York Liberty Development Corporation, Liberty Revenue
(4 World Trade Center Project)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.13	2/7/15	11,250,000 [a,b,c]		11,250,000
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.09	2/7/15	1,720,000	[a]	1,720,000
Franklin County Civic Development Corporation, Revenue
(Alice Hyde Medical Center Project) (LOC; HSBC Bank USA)	0.02	2/7/15	3,300,000	[a]	3,300,000
Herkimer County Industrial Development Agency, IDR
(F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.20	2/7/15	1,260,000	[a]	1,260,000
Lancaster Industrial Development Agency, Civic Facility
Revenue (GreenField Manor, Inc. Project) (LOC; M&T Trust)	0.07	2/7/15	5,565,000	[a]	5,565,000
Lancaster Industrial Development Agency, IDR
(Sealing Devices Inc. Project) (LOC; HSBC Bank USA)	0.09	2/7/15	1,795,000	[a]	1,795,000
Maybrook, GO Notes, BAN (Sewer System Improvements)	1.25	6/18/15	6,000,000		6,019,165
Metropolitan Transportation Authority, Transportation
Revenue (Eagle Series 2014-0042) (LOC; Berkshire Hathaway
Assurance Corp. and Liquidity Facility; Citibank NA)	0.03	2/7/15	7,425,000 [a,b,c]		7,425,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Trust)	0.07	2/7/15	1,805,000	[a,d]	1,805,000
New York City, GO Notes (LOC; Bank of Tokyo-Mitsubishi UFJ)	0.02	2/7/15	15,000,000	[a]	15,000,000
New York City, GO Notes (LOC; Bayerische Landesbank)	0.03	2/7/15	11,100,000	[a]	11,100,000
New York City, GO Notes
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.02	2/7/15	1,800,000	[a]	1,800,000
New York City Capital Resource Corporation, Recovery Zone
Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.08	2/7/15	3,800,000	[a]	3,800,000
New York City Housing Development Corporation,
MFMR (50th Avenue Development) (LOC; Wells Fargo Bank)	0.01	2/7/15	5,000,000	[a,d]	5,000,000
New York City Housing Development Corporation,
MFMR (1405 Fifth Avenue Apartments) (LOC; Citibank NA)	0.04	2/7/15	9,500,000	[a,d]	9,500,000
New York City Housing Development Corporation,
MFMR (Bruckner by the Bridge) (LOC; FHLMC)	0.01	2/7/15	10,000,000	[a,d]	10,000,000
New York City Housing Development Corporation,
MFMR (Las Casas Development) (LOC; Bank of America)	0.05	2/7/15	3,155,000	[a,d]	3,155,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York City Housing Development Corporation,
MFMR (Susan's Court) (LOC; Citibank NA)	0.03	2/7/15	13,000,000	[a,d]	13,000,000
New York City Industrial Development Agency,
Civic Facility Revenue (Jewish Community Center
on the Upper West Side, Inc. Project) (LOC; M&T Trust)	0.07	2/7/15	4,450,000	[a,d]	4,450,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services to
Families and Children Project) (LOC; TD Bank)	0.09	2/7/15	5,730,000	[a]	5,730,000
New York City Industrial Development Agency, Civic Facility Revenue
(The Allen-Stevenson School Project) (LOC; JPMorgan Chase Bank)	0.05	2/7/15	3,865,000	[a]	3,865,000
New York City Industrial Development Agency, Civic Facility
Revenue (Village Community School Project) (LOC; TD Bank)	0.14	2/7/15	2,325,000	[a]	2,325,000
New York City Municipal Water Finance Authority,
CP (Liquidity Facility; JPMorgan Chase Bank)	0.06	3/2/15	15,000,000		15,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Barclays Bank PLC)	0.02	2/7/15	10,000,000	[a]	10,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Wells Fargo Bank)	0.01	2/2/15	2,000,000	[a]	2,000,000
New York City Transitional Finance Authority,
Building Aid Revenue (Citigroup ROCS,
Series RR II R-14076) (Liquidity Facility; Citibank NA)	0.03	2/7/15	6,250,000 [a,b,c]		6,250,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.04	2/2/15	1,500,000	[a]	1,500,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.02	2/7/15	5,940,000	[a]	5,940,000
New York Convention Center Development Corporation, Revenue
(Hotel Unit Fee Secured) (Eagle Series 2014-0044)
(LOC; Berkshire Hathaway Assurance Corp. and
Liquidity Facility; Citibank NA)	0.03	2/7/15	6,000,000 [a,b,c]		6,000,000
New York Local Government Assistance Corporation,
Senior Lien Revenue, Refunding	5.00	4/1/15	500,000		503,938
New York State Dormitory Authority,
Mental Health Services Facilities Improvement Revenue	5.00	2/15/15	2,210,000		2,214,558
New York State Dormitory Authority, Revenue
(Blythedale Children's Hospital) (LOC; TD Bank)	0.02	2/7/15	2,700,000	[a]	2,700,000
New York State Dormitory Authority, Revenue
(Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.02	2/7/15	6,605,000	[a]	6,605,000
New York State Dormitory Authority, Revenue (The Rockefeller
University) (Liquidity Facility; JPMorgan Chase Bank)	0.04	2/7/15	17,000,000	[a]	17,000,000
New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose)	5.00	3/15/15	7,500,000		7,543,569
New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose)	5.00	3/15/15	1,000,000		1,005,785

The Funds 33

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York State Dormitory Authority, Third General
Resolution Revenue (State University Educational Facilities Issue)	5.25	5/15/15	375,000		380,465
New York State Environmental Facilities Corporation,
State Revolving Funds Revenue (Master Financing Program)	3.00	5/15/15	500,000		504,060
New York State Housing Finance Agency,
Housing Revenue (29 Flatbush Avenue)
(LOC; Landesbank Hessen-Thueringen Gironzentrale)	0.06	2/7/15	14,000,000	[a,d]	14,000,000
New York State Housing Finance Agency, Housing Revenue
(80 DeKalb Avenue) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.03	2/7/15	6,000,000	[a,d]	6,000,000
New York State Housing Finance Agency, Housing Revenue
(316 Eleventh Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.03	2/7/15	11,000,000	[a,d]	11,000,000
New York State Housing Finance Agency,
Housing Revenue (505 West 37th Street)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.04	2/2/15	4,000,000	[a,d]	4,000,000
New York State Housing Finance Agency, Housing Revenue
(2180 Broadway Housing Project) (LOC; Wells Fargo Bank)	0.02	2/7/15	4,000,000	[a,d]	4,000,000
New York State Housing Finance Agency, Housing Revenue
(Capitol Green Apartments) (Liquidity Facility; FNMA and LOC; FNMA)	0.03	2/7/15	7,000,000	[a,d]	7,000,000
New York State Housing Finance Agency,
Service Contract Revenue, Refunding (LOC; Bank of America)	0.05	2/7/15	8,375,000	[a,d]	8,375,000
New York State Mortgage Agency, Homeowner Mortgage Revenue	0.12	4/1/15	1,370,000	[d]	1,370,000
New York State Mortgage Agency, Homeowner Mortgage Revenue	0.25	10/1/15	1,405,000	[d]	1,405,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Royal Bank of Canada)	0.05	2/2/15	4,300,000	[a,d]	4,300,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Royal Bank of Canada)	0.03	2/7/15	17,300,000	[a,d]	17,300,000
New York State Thruway Authority,
Second General Highway and Bridge Trust Fund Revenue	5.00	4/1/15	500,000		503,936
Newburgh City School District, GO Notes, RAN	0.75	2/5/15	7,000,000		7,000,311
North Tonawanda, GO Notes, BAN	1.00	5/7/15	2,500,000		2,502,909
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Trust)	0.17	2/7/15	1,545,000	[a]	1,545,000
Port Authority of New York and New Jersey, Equipment Notes	0.07	2/7/15	10,500,000	[a]	10,500,000
RIB Floater Trust (Series 1 WX) (New York City Municipal Water
Finance Authority, Water and Sewer System Second General
Resolution Revenue) (Liquidity Facility; Barclays Bank PLC)	0.03	2/7/15	2,000,000 [a,b,c]		2,000,000
Rockland County Industrial Development Agency, IDR
(Intercos America, Inc. Project) (LOC; HSBC Bank USA)	0.20	2/7/15	1,805,000	[a]	1,805,000
Sachem Central School District, GO Notes, TAN	1.00	6/26/15	12,000,000		12,037,158
Scottsville, GO Notes, BAN	1.00	8/13/15	1,720,000		1,722,274
Tonawanda, GO Notes, BAN	1.00	6/11/15	3,241,000		3,247,656

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Triborough Bridge and Tunnel Authority,
General Revenue, BAN (MTA Bridges and Tunnels)	5.00	5/15/15	12,100,000		12,269,459
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.04	2/2/15	4,500,000	[a]	4,500,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Trust)	0.17	2/7/15	605,000	[a]	605,000
Watertown, GO Notes, BAN	1.00	4/23/15	2,500,000		2,502,481
Watervliet City School District, GO Notes, TAN	1.00	3/25/15	600,000		600,561
Yonkers Industrial Development Agency, MFHR
(Main Street Lofts Yonkers LLC Project) (LOC; M&T Trust)	0.17	2/7/15	20,000,000	[a,d]	20,000,000

Total Investments (cost $412,992,691)			103.8%		412,992,691
Liabilities, Less Cash and Receivables			(3.8%)		(15,303,330)
Net Assets			100.0%		397,689,361

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2015, these securities amounted to $32,925,000 or 8.3% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] At January 31, 2015, the fund had $145,660,000 or 36.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from housing.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Housing	36.6	Utility-Water and Sewer	7.4
City	15.8	Health Care	6.6
Education	11.9	Special Tax	4.1
Industrial	11.1	Other	1.5
Transportation Services	8.8		103.8

†	Based on net assets.

The Funds 35

STATEMENT OF INVESTMENTS

January 31, 2015

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—101.2%
Alabama—3.1%
Chatom Industrial Development Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy Cooperative Projects)
(LOC; National Rural Utilities Cooperative Finance Corporation)	0.17	2/7/15	15,000,000	[a]	15,000,000
Mobile County Industrial Development Authority, Gulf Opportunity
Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.04	2/7/15	14,000,000	[a]	14,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.02	2/7/15	15,000,000	[a]	15,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.02	2/7/15	20,000,000	[a]	20,000,000
Alaska—.2%
Anchorage, Electric Utility Subordinated Lien
Revenue, CP (LOC; Wells Fargo Bank)	0.08	3/17/15	3,800,000		3,800,000
Arizona—2.6%
Arizona Health Facilities Authority, Revenue, Refunding
(Phoenix Children's Hospital) (P-FLOATS Series MT-836)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.22	2/7/15	10,495,000 [a,b,c]		10,495,000
Arizona Transportation Board, GAN, Refunding	4.00	7/1/15	2,000,000		2,031,578
Deutsche Bank Spears/Lifers Trust (Series DBE-1086) (Phoenix Industrial
Development Authority, LR (Rowan University Project)) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.09	2/7/15	37,220,000 [a,b,c]		37,220,000
Yavapai County Industrial Development Authority, Revenue
(Skanon Investments, Inc.— Drake Cement Project) (LOC; Citibank NA)	0.03	2/7/15	4,500,000	[a]	4,500,000
Arkansas—.4%
Arkansas, GO Notes (Federal Highway
Grant Anticipation and Tax Revenue)	5.00	4/1/15	8,305,000		8,370,911
California—1.0%
Sacramento City Financing Authority, Revenue, Refunding
(Master Lease Program Facilities) (P-FLOATS Series PT-4698)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.13	2/7/15	20,835,000 [a,b,c]		20,835,000
Colorado—5.6%
Colorado Educational and Cultural Facilities Authority,
Revenue, Refunding (The Nature Conservancy Project)	0.03	2/7/15	15,800,000	[a]	15,800,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1315) (Colorado
Health Facilities Authority, Revenue (Catholic Health Initiatives))
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.11	2/7/15	11,805,000 [a,b,c]		11,805,000
Sheridan Redevelopment Agency, Tax Increment
Revenue, Refunding (South Santa Fe Drive Corridor
Redevelopment Project) (LOC; JPMorgan Chase Bank)	0.05	2/7/15	9,600,000	[a]	9,600,000
Southern Ute Indian Tribe of
the Southern Ute Indian Reservation, Revenue	0.02	2/7/15	35,000,000	[a]	35,000,000
Southern Ute Indian Tribe of
the Southern Ute Indian Reservation, Revenue	0.06	2/7/15	45,000,000	[a]	45,000,000
Connecticut—.6%
Bridgeport, GO Notes, TAN	2.00	2/19/15	13,000,000		13,012,077

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Delaware—1.9%
Delaware Health Facilities Authority,
Revenue (Christiana Care Health Services)	0.02	2/7/15	40,000,000	[a]	40,000,000
District of Columbia—1.9%
District of Columbia, Revenue
(American Legacy Foundation Issue)	0.02	2/7/15	22,000,000	[a]	22,000,000
District of Columbia Housing Finance Agency,
MFHR (Edgewood Terrace I Project)	0.28	12/1/15	7,190,000		7,190,000
District of Columbia Water and Sewer Authority,
Public Utility Subordinated Lien Revenue
(Eagle Series 2013-0012)
(Liquidity Facility; Citibank NA)	0.04	2/7/15	7,000,000 [a,b,c]		7,000,000
District of Columbia Water and Sewer Authority,
Public Utility Subordinated Lien Revenue, Refunding	5.00	10/1/15	4,000,000		4,128,408
Florida—2.6%
Collier County Health Facilities Authority,
Revenue, CP (Cleveland Clinic Health System)	0.10	6/10/15	24,000,000		24,000,000
Florida State Board of Education,
Lottery Revenue, Refunding	5.00	7/1/15	3,010,000		3,070,263
Jacksonville Electric Authority, Electric System
Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.05	2/18/15	20,000,000		20,000,000
Sunshine State Government Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.12	6/12/15	7,000,000		7,000,000
Georgia—2.4%
Cobb County Hospital Authority, RAC
(Equipment Pool Project) (LOC; Wells Fargo Bank)	0.02	2/7/15	11,300,000	[a]	11,300,000
Fulton County Development Authority, Revenue
(Children's Healthcare of Atlanta, Inc. Project)
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.06	2/7/15	4,985,000	[a]	4,985,000
Monroe County Development Authority, PCR (Oglethorpe Power
Corporation Scherer Project) (LOC; Bank of Montreal)	0.03	2/7/15	15,000,000	[a]	15,000,000
Private Colleges and Universities Authority,
Revenue (Emory University)	0.02	2/7/15	19,550,000	[a]	19,550,000
Hawaii—.1%
Hawaii, GO Notes, Refunding	5.00	7/1/15	1,745,000		1,779,853
Illinois—.6%
Illinois Educational Facilities Authority, Revenue
(Saint Xavier University Project) (LOC; Bank of America)	0.03	2/7/15	7,705,000	[a]	7,705,000
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc. Project)
(Liquidity Facility; Northern Trust Company)	0.02	2/7/15	3,720,000	[a]	3,720,000
Indiana—1.9%
Deutsche Bank Spears/Lifers Trust (Series DBE-1325)
(Indiana Finance Authority, HR (Community Health
Network Project)) (Liquidity Facility; Deutsche Bank AG
and LOC; Deutsche Bank AG)	0.11	2/7/15	22,050,000 [a,b,c]		22,050,000

The Funds 37

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Indiana (continued)
Hamilton Southeastern Consolidated
School Building Corporation, BAN	0.32	5/27/15	12,660,000		12,660,000
Indianapolis Public Schools Multi-School Building Corporation,
Unlimited Ad Valorem Property Tax First
Mortgage Revenue, Refunding	2.00	7/15/15	5,430,000		5,473,843
Kansas—.7%
Wichita, GO Temporary Notes	0.25	10/15/15	15,000,000		15,003,051
Louisiana—1.8%
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.02	2/7/15	15,215,000	[a]	15,215,000
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.02	2/7/15	13,875,000	[a]	13,875,000
Port of New Orleans Board of Commissioners,
Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.02	2/7/15	8,360,000	[a]	8,360,000
Maryland—2.6%
Frederick County, Revenue (Homewood at Frederick,
Maryland Inc. Facility) (LOC; M&T Trust)	0.02	2/7/15	10,700,000	[a]	10,700,000
Maryland Department of Transportation,
Consolidated Transportation Revenue, Refunding	5.00	5/1/15	5,545,000		5,611,009
Maryland Economic Development Corporation,
Revenue (Easter Seals Facility) (LOC; M&T Trust)	0.07	2/7/15	6,095,000	[a]	6,095,000
Maryland Stadium Authority,
Sports Facilities LR, Refunding
(Football Stadium Issue) (Liquidity Facility;
Sumitomo Mitsui Banking Corporation)	0.02	2/7/15	15,900,000	[a]	15,900,000
Montgomery County, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.05	4/6/15	15,000,000		15,000,000
Massachusetts—5.2%
Massachusetts, GO Notes, RAN	1.50	5/28/15	50,000,000		50,221,608
Massachusetts Housing Finance Agency,
Multifamily Conduit Revenue (Quincy Point Project)	0.33	1/15/16	16,500,000		16,500,000
Massachusetts School Building Authority,
Subordinated Dedicated Sales Tax BAN	5.00	7/16/15	13,000,000		13,286,482
University of Massachusetts Building Authority, CP
(Liquidity Facility; U.S. Bank NA)	0.08	5/7/15	10,500,000		10,500,000
University of Massachusetts Building Authority,
Project Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.03	2/7/15	18,560,000	[a]	18,560,000
Michigan—3.9%
Board of Trustees of the Michigan State University, CP	0.08	2/18/15	23,220,000		23,220,000
Michigan Hospital Finance Authority,
Revenue, CP (Trinity Health)	0.05	4/6/15	20,000,000		20,000,000
Michigan Housing Development Authority,
SFMR (Liquidity Facility; FHLB)	0.02	2/7/15	20,000,000	[a]	20,000,000
Michigan State Building Authority, Revenue
(Facilities Program) (LOC; Citibank NA)	0.03	2/7/15	6,300,000	[a]	6,300,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Michigan (continued)
RBC Municipal Products Inc. Trust (Series E-49) (Michigan Finance
Authority, HR (CHE Trinity Health Credit Group)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.02	2/7/15	12,000,000 [a,b,c]		12,000,000
Minnesota—5.3%
Hennepin County, GO Notes (Liquidity Facility; U.S. Bank NA)	0.02	2/7/15	25,000,000	[a]	25,000,000
Metropolitan Council, (Minneapolis-Saint Paul
Metropolitan Area) GO Notes, GAN	2.00	3/1/15	20,000,000		20,030,439
RBC Municipal Products Inc. Trust (Series E-19) (Minneapolis,
Health Care System Revenue (Fairview Health Services)) (Liquidity
Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.02	2/7/15	20,600,000 [a,b,c]		20,600,000
Rochester, Health Care Facilities Revenue, CP (Mayo Foundation)	0.06	5/18/15	10,000,000		10,000,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.09	3/12/15	24,000,000		24,000,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.06	4/2/15	9,000,000		9,000,000
Mississippi—1.6%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.01	2/2/15	5,560,000	[a]	5,560,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.01	2/2/15	5,660,000	[a]	5,660,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.01	2/2/15	12,400,000	[a]	12,400,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.02	2/7/15	10,000,000	[a]	10,000,000
Missouri—1.1%
Missouri Health and Educational Facilities Authority,
Revenue (Ascension Health Senior Health Group)	0.02	2/7/15	7,100,000	[a]	7,100,000
Saint Louis County, Special Obligation Notes,
(General Fund Tax Anticipation)	1.00	4/1/15	15,000,000		15,021,134
Nebraska—5.9%
Lincoln, Electric System Revenue, CP
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.07	2/12/15	30,000,000		30,000,000
Nebraska Investment Finance Authority, SFHR (Liquidity Facility; FHLB)	0.03	2/7/15	16,400,000	[a]	16,400,000
Public Power Generation Agency of Nebraska, Revenue
(Whelan Energy Center Unit Number 2) (Eagle Series 2013-0007)
(Liquidity Facility; Citibank NA and LOC; Berkshire Hathaway
Assurance Corporation)	0.04	2/7/15	75,470,000 [a,b,c]		75,470,000
Nevada—.3%
Las Vegas Valley Water District, Limited Tax GO Notes	3.00	6/1/15	2,000,000		2,018,581
Nevada, GO Notes, Refunding (Capital Improvement)	5.00	6/1/15	675,000		685,493
Washoe County School District Limited Tax GO Notes, Refunding	2.00	6/1/15	3,000,000		3,018,655
New Hampshire—3.7%
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; U.S. Bank NA)	0.08	2/2/15	26,750,000	[a]	26,750,000

The Funds 39

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; Wells Fargo Bank)	0.03	2/2/15	12,000,000	[a]	12,000,000
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; Wells Fargo Bank)	0.08	2/2/15	36,000,000	[a]	36,000,000
Windham School District, GO Notes, Refunding	2.00	7/15/15	2,560,000		2,580,759
New Jersey—.7%
New Jersey Transportation Trust Fund Authority,
Transportation System Revenue (Prerefunded)	5.25	6/15/15	3,760,000	[d]	3,830,851
Toms River Township, GO Notes, TAN	1.00	2/26/15	10,000,000		10,004,889
New Mexico—.2%
New Mexico, Severance Tax Revenue, Refunding	5.00	7/1/15	1,200,000		1,223,832
New Mexico Finance Authority,
Senior Lien Public Project Revolving Fund Revenue	3.00	6/1/15	1,900,000		1,917,921
New York—7.2%
Deutsche Bank Spears/Lifers Trust (Series DBE-1152)
(TSASC, Inc., Tobacco Settlement Asset-Backed Bonds)
(Liquidity Facility: Deutsche Bank AG and LOC; Deutsche Bank AG)	0.12	2/7/15	4,000,000 [a,b,c]		4,000,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.07	2/7/15	7,545,000	[a]	7,545,000
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	0.07	2/7/15	8,845,000	[a]	8,845,000
New York City Housing Development Corporation,
MFHR (Soundview Family) (LOC; Wells Fargo Bank)	0.01	2/7/15	8,100,000	[a]	8,100,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Barclays Bank PLC)	0.02	2/7/15	16,900,000	[a]	16,900,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.04	2/2/15	6,000,000	[a]	6,000,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.02	2/7/15	20,000,000	[a]	20,000,000
New York Convention Center Development Corporation,
Revenue (Hotel Unit Fee Secured) (Eagle Series 2014-0044)
(LOC; Berkshire Hathaway Assurance Corp. and
Liquidity Facility; Citibank NA)	0.03	2/7/15	3,900,000 [a,b,c]		3,900,000
New York State Dormitory Authority, Revenue (The Rockefeller
University) (Liquidity Facility; JPMorgan Chase Bank)	0.04	2/7/15	20,615,000	[a]	20,615,000
New York State Housing Finance Agency, Housing Revenue
(2180 Broadway Housing Project) (LOC; Wells Fargo Bank)	0.02	2/7/15	18,700,000	[a]	18,700,000
Sachem Central School District, GO Notes, TAN	1.00	6/26/15	18,000,000		18,055,737
Tompkins County Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.12	2/7/15	8,670,000	[a]	8,670,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.04	2/2/15	6,800,000	[a]	6,800,000
North Carolina—2.1%
Charlotte, COP, Refunding (Governmental Facilities Project)
(Liquidity Facility; Wells Fargo Bank)	0.01	2/7/15	8,000,000	[a]	8,000,000
Guilford County, GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.03	2/7/15	11,600,000	[a]	11,600,000
North Carolina Capital Facilities Finance Agency, CP
(Duke University Project)	0.09	5/6/15	11,801,000		11,801,000
North Carolina Capital Facilities Finance Agency, Revenue
(Duke University Project) (Eagle Series 2014-0051)
(Liquidity Facility; Citibank NA)	0.03	2/7/15	12,000,000 [a,b,c]		12,000,000
Ohio—.2%
Lucas County, GO Notes (Various Purpose Improvement)	1.00	7/14/15	2,450,000		2,459,062
Richland County, GO Notes, BAN (Various Purpose)	1.25	1/6/16	2,377,000		2,394,573
Oklahoma—.6%
Oklahoma Housing Finance Agency, Collateralized
Revenue Bonds (Wesley Village Retirement Community)	0.35	2/1/15	5,000,000		5,000,000
Oklahoma Housing Finance Agency, Collateralized
Revenue Bonds (Wesley Village Retirement Community)	0.25	2/1/16	5,000,000		5,000,000
Oklahoma Water Resource Board, Revenue
(Liquidity Facility; State Street Bank and Trust Co.)	0.25	3/2/15	2,480,000		2,480,000
Pennsylvania—3.7%
Adams County Industrial Development Authority, Revenue
(The Brethren Home Community Project) (LOC; PNC Bank NA)	0.02	2/7/15	2,800,000	[a]	2,800,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.07	2/7/15	9,725,000	[a]	9,725,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.07	2/7/15	2,990,000	[a]	2,990,000
General Authority of South Central Pennsylvania,
Revenue (Lutheran Social Services of South Central
Pennsylvania Project) (LOC; M&T Trust)	0.07	2/7/15	14,925,000	[a]	14,925,000
Lancaster County Hospital Authority, Health Center
Revenue (LUTHERCARE Project) (LOC; M&T Trust)	0.02	2/7/15	30,870,000	[a]	30,870,000
Lancaster County Hospital Authority, Revenue
(Landis Home Retirement Community Project) (LOC; M&T Trust)	0.07	2/7/15	7,640,000	[a]	7,640,000
Ridley School District, GO Notes (LOC; TD Bank)	0.02	2/7/15	2,300,000	[a]	2,300,000
University of Pittsburgh of the
Commonwealth System of Higher Education, CP	0.08	2/17/15	5,000,000		5,000,000
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Trust)	0.07	2/7/15	855,000	[a]	855,000
South Carolina—1.7%
Richland County, GO Notes	2.00	3/1/15	7,155,000		7,165,761
Richland County School District Number 001, GO Notes	1.00	3/1/15	8,300,000		8,305,881

The Funds 41

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, HR
(Oconee Memorial Hospital, Inc. Project) (LOC; Wells Fargo Bank)	0.02	2/7/15	19,925,000	[a]	19,925,000
Tennessee—6.4%
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.02	2/7/15	3,045,000	[a]	3,045,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.02	2/7/15	9,320,000	[a]	9,320,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.02	2/7/15	8,315,000	[a]	8,315,000
Industrial Development Board of Blount County and
the Cities of Alcoa and Maryville, Local Government
Public Improvement Revenue (Maryville Civic Arts
Center Project) (LOC; Branch Banking and Trust Co.)	0.02	2/7/15	2,000,000	[a]	2,000,000
Memphis, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.07	2/17/15	13,000,000		13,000,000
Memphis, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.08	2/18/15	13,000,000		13,000,000
Memphis, GO Notes (General Improvement)	5.00	4/1/15	1,075,000		1,083,473
Metropolitan Government of Nashville and Davidson County, CP
(Liquidity Facility; Mizuho Bank, Ltd.)	0.08	2/18/15	10,000,000		10,000,000
Metropolitan Government of Nashville and Davidson County, CP
(Liquidity Facility; Sumitomo Mitsui Trust Bank, Ltd.)	0.07	4/2/15	25,000,000		25,000,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Bank of America)	0.02	2/7/15	20,405,000	[a]	20,405,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; FHLB)	0.02	2/7/15	5,030,000	[a]	5,030,000
Shelby County Health Educational and
Housing Facility Board, Educational
Facilities Revenue (Rhodes College)
(LOC; Wells Fargo Bank)	0.02	2/7/15	7,245,000	[a]	7,245,000
Tennessee, CP (Liquidity Facility;
Tennessee Consolidated Retirement System)	0.10	2/11/15	15,600,000		15,600,000
Texas—12.2%
Austin Independent School District, CP
(Liquidity Facility; Sumitomo Mitsui Banking Corporation)	0.07	4/7/15	20,000,000		20,000,000
Dallas, CP (Liquidity Facility; State Street Bank and Trust Co.)	0.06	2/9/15	25,000,000		25,000,000
El Paso Independent School District, Unlimited Tax School
Building Bonds (Liquidity Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund Guarantee Program)	0.12	2/19/15	12,000,000		12,000,000
Garland, Water and Sewer System Revenue, Refunding	4.00	3/1/15	2,230,000		2,236,806
Gregg County Health Facilities Development Corporation, HR
(Good Shepherd Medical Center Project) (LOC; JPMorgan Chase Bank)	0.02	2/7/15	3,655,000	[a]	3,655,000
Harris County Cultural Education Facilities Finance Corporation,
HR, Refunding (Memorial Hermann Health System)	0.02	2/7/15	20,000,000	[a]	20,000,000
Harris County Cultural Education Facilities Finance Corporation,
Medical Facilities Mortgage Revenue, Refunding
(Baylor College of Medicine) (LOC; Barclays Bank PLC)	0.02	2/7/15	13,800,000	[a]	13,800,000
Houston Independent School District, Limited Tax GO Notes,
Refunding (LOC; Permanent School Fund Guarantee Program)	1.00	2/15/15	3,500,000		3,501,324

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Texas (continued)
Houston Independent School District, Limited Tax Schoolhouse GO Notes,
Refunding (LOC; Permanent School Fund Guarantee Program)	3.00	2/15/15	1,590,000		1,591,935
Lubbock Independent School District, Unlimited Tax School Building
Bonds (Liquidity Facility; Bank of America and LOC;
Permanent School Fund Guarantee Program)	0.03	2/7/15	4,300,000	[a]	4,300,000
RBC Municipal Products Inc. Trust (Series E-27) (Harris County
Health Facilities Development Corporation, HR, Refunding
(Memorial Hermann Healthcare System)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.02	2/7/15	15,000,000 [a,b,c]		15,000,000
Red River Education Finance Corporation, Higher Education
Revenue (Texas Christian University Project)
(Liquidity Facility; Northern Trust Company)	0.02	2/7/15	40,500,000	[a]	40,500,000
San Antonio, Electric and Gas Revenue, CP
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.07	4/6/15	13,500,000		13,500,000
Sherman Independent School District, Unlimited Tax Bonds,
Refunding (LOC; Permanent School Fund Guarantee Program)	1.00	2/15/15	2,200,000		2,200,802
Texas, GO Notes (Veterans Bonds) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.03	2/7/15	25,000,000	[a]	25,000,000
Texas, GO Notes (Veterans Bonds) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.05	2/7/15	12,500,000	[a]	12,500,000
Texas, GO Notes (Veterans' Housing Assistance Program)
(Liquidity Facility; Landesbank Hessen-Thueringen Girozentrale)	0.06	2/7/15	15,000,000	[a]	15,000,000
Texas Transportation Commission, GO Notes (Highway Improvement)	5.00	4/1/15	2,900,000		2,923,085
Tyler Independent School District, Unlimited Tax School Building
Bonds (LOC; Permanent School Fund Guarantee Program)	4.00	2/15/15	1,000,000		1,001,639
University of Texas, University Revenue, CP	0.06	5/5/15	20,350,000		20,350,000
Utah—2.7%
Intermountain Power Agency, Power Supply Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.08	6/9/15	26,500,000		26,500,000
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.02	2/7/15	100,000	[a]	100,000
Utah County, HR (Intermountain Health Care Health Services, Inc.)
(Liquidity Facility; U.S. Bank NA)	0.02	2/7/15	18,600,000	[a]	18,600,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.05	2/7/15	6,400,000	[a]	6,400,000
Utah State Board of Regents, General Revenue,
Refunding (University of Utah)	1.50	8/1/15	4,460,000		4,490,214
Vermont—.0%
Vermont Educational and Health Buildings Financing Agency, HR
(Northeastern Vermont Regional Hospital Project) (LOC; TD Bank)	0.01	2/2/15	1,000,000	[a]	1,000,000
Virginia—.6%
Harrisonburg Industrial Development Authority, Revenue,
Refunding (Virginia Mennonite Retirement Community)
(LOC; Branch Banking and Trust Co.)	0.02	2/7/15	6,860,000	[a]	6,860,000
Norfolk, GO Notes (Capital Improvement)	4.00	10/1/15	5,390,000		5,527,315
Washington—.8%
Washington, Motor Vehicle Fuel Tax GO Notes, Refunding	4.00	7/1/15	2,200,000		2,235,113

The Funds 43

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Washington (continued)
Washington, Various Purpose GO, Refunding
(P-FLOATS Series PT-4658) (Liquidity Facility; Bank of America)	0.03	2/7/15	7,250,000 [a,b,c]		7,250,000
Washington Housing Finance Commission, MFHR
(Reserve at Renton Apartments Project) (LOC; FHLB)	0.03	2/7/15	8,000,000	[a]	8,000,000
Wisconsin—5.1%
Milwaukee, GO Promissory Notes	5.00	5/15/15	3,480,000		3,528,100
Milwaukee Redevelopment Authority, Redevelopment LR
(University of Wisconsin-Milwaukee Kenilworth
Project) (LOC; U.S. Bank NA)	0.02	2/7/15	5,385,000	[a]	5,385,000
Oneida Tribe of Indians of Wisconsin,
Health Facilities Revenue (LOC; Bank of America)	0.06	2/7/15	11,090,000	[a]	11,090,000
Wisconsin Health and Educational Facilities Authority,
Revenue (Ascension Health Senior Credit Group)
(Eclipse Funding Trust, Series 0029) (Liquidity Facility;
U.S. Bank NA and LOC; U.S. Bank NA)	0.02	2/7/15	22,750,000 [a,b,c]		22,750,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Mequon Jewish Campus, Inc. Project) (LOC; JPMorgan Chase Bank)	0.05	2/7/15	8,550,000	[a]	8,550,000
Wisconsin Health and Educational Facilities Authority, Revenue, CP
(Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.13	4/2/15	26,000,000		26,000,000
Wisconsin Health and Educational Facilities Authority,
Revenue, CP (Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.10	7/6/15	29,000,000		29,000,000

Total Investments (cost $2,104,438,457)			101.2%		2,104,438,457
Liabilities, Less Cash and Receivables			(1.2%)		(25,860,798)
Net Assets			100.0%		2,078,577,659

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2015, these securities amounted to $282,375,000 or 13.6% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Health Care	20.7	Utility-Water and Sewer	4.8
Education	18.5	Lease	2.9
Utility-Electric	10.5	Special Tax	2.0
Industrial	9.1	Transportation Services	1.1
State/Territory	8.6	Prerefunded	.2
City	6.1	Other	6.3
Housing	5.4
County	5.0		101.2

†	Based on net assets.

STATEMENT OF INVESTMENTS

January 31, 2015

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—100.3%
ABAG Finance Authority for Nonprofit Corporations, Revenue
(California Alumni Association Project) (LOC; Bank of America)	0.04	2/7/15	4,000,000	[a]	4,000,000
ABAG Finance Authority for Nonprofit Corporations,
Revenue (The Branson School) (LOC; Northern Trust Company)	0.02	2/7/15	15,350,000	[a]	15,350,000
Alameda County Industrial Development Authority, Recovery Zone
Facility Revenue (Dale Hardware, Inc. Project) (LOC; Comerica Bank)	0.03	2/7/15	2,395,000	[a]	2,395,000
Alameda County Industrial Development Authority,
Revenue (Santini Foods, Inc. Project) (LOC; Comerica Bank)	0.03	2/7/15	2,900,000	[a]	2,900,000
Branch Banking and Trust Co. Municipal Trust (Series 2000)
(California, GO Notes, Refunding) (Liquidity Facility; Branch Banking
and Trust Co. and LOC; Branch Banking and Trust Co.)	0.06	2/7/15	11,000,000 [a,b,c]		11,000,000
California, GO Notes (LOC; Bank of America)	0.01	2/7/15	10,000,000	[a]	10,000,000
California Enterprise Development Authority, IDR
(Tri Tool Inc. Project) (LOC; Comerica Bank)	0.05	2/7/15	8,590,000	[a]	8,590,000
California Enterprise Development Authority, Recovery Zone
Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.02	2/7/15	15,000,000	[a]	15,000,000
California Health Facilities Financing Authority,
Revenue, CP (Kaiser Permanente)	0.10	2/9/15	28,200,000		28,200,000
California Infrastructure and Economic Development Bank,
Revenue (Goodwill Industries of Orange County, California)
(LOC; Wells Fargo Bank)	0.06	2/7/15	1,285,000	[a]	1,285,000
California Infrastructure and Economic Development Bank,
Revenue (SRI International) (LOC; Wells Fargo Bank)	0.03	2/7/15	2,435,000	[a]	2,435,000
California Infrastructure and Economic Development Bank,
Revenue, Refunding (Pacific Gas and Electric Company)
(LOC; Sumitomo Mitsui Bank Corporation)	0.01	2/2/15	38,250,000	[a]	38,250,000
California Municipal Finance Authority, Recovery Zone Facility
Revenue (Chevron U.S.A. Inc. Project)	0.01	2/2/15	15,690,000	[a]	15,690,000
California Municipal Finance Authority, Revenue
(Notre Dame High School, San Jose) (LOC; Comerica Bank)	0.04	2/7/15	1,050,000	[a]	1,050,000
California Pollution Control Financing Authority, SWDR
(Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.02	2/7/15	2,135,000	[a]	2,135,000
California Pollution Control Financing Authority, SWDR
(Crown Disposal Company, Inc. Project) (LOC; Union Bank NA)	0.02	2/7/15	2,825,000	[a]	2,825,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Union Bank NA)	0.02	2/7/15	8,130,000	[a]	8,130,000
California Pollution Control Financing Authority, SWDR
(Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.03	2/7/15	2,345,000	[a]	2,345,000
California Pollution Control Financing Authority, SWDR
(South Bay Recycling Project) (LOC; Union Bank NA)	0.02	2/7/15	1,850,000	[a]	1,850,000

The Funds 45

STATEMENT OF INVESTMENTS (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
California Pollution Control Financing Authority, SWDR, Refunding
(BLT Enterprises of Fremont LLC Project) (LOC; Union Bank NA)	0.02	2/7/15	8,470,000	[a]	8,470,000
California Pollution Control Financing Authority, SWDR, Refunding
(MarBorg Industries Project) (LOC; Union Bank NA)	0.02	2/7/15	2,345,000	[a]	2,345,000
California Statewide Communities Development Authority,
MFHR (Foxwood Apartments Project) (LOC; Wells Fargo Bank)	0.05	2/7/15	4,150,000	[a]	4,150,000
California Statewide Communities Development Authority,
Revenue (Goodwill of Santa Cruz) (LOC; Wells Fargo Bank)	0.06	2/7/15	1,555,000	[a]	1,555,000
California Statewide Communities Development Authority,
Revenue (John Muir Health) (LOC; Wells Fargo Bank)	0.01	2/2/15	19,945,000	[a]	19,945,000
California Statewide Communities Development Authority,
Revenue (Metropolitan Area Advisory Committee Project)
(LOC; Bank of America)	0.10	2/7/15	3,090,000	[a]	3,090,000
California Statewide Communities Development Authority,
Revenue (Trinity Children and Family Services Project)
(LOC; California State Teachers Retirement System)	0.24	2/7/15	4,100,000	[a]	4,100,000
Deutsche Bank Spears/Lifers Trust (Series DBE-561)
(Azusa Public Financing Authority, Parity Revenue
(Water System Capital Improvements Program)) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.13	2/7/15	5,055,000 [a,b,c]		5,055,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1013)
(Fontana Public Financing Authority, Tax Allocation Revenue
(North Fontana Redevelopment Project)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.18	2/7/15	5,200,000 [a,b,c]		5,200,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1363)
(Elk Grove Finance Authority, Special Tax Revenue) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.14	2/7/15	4,975,000 [a,b,c]		4,975,000
Golden State Tobacco Securitization Corporation,
Tobacco Settlement Revenue (Eagle Series 2013-0013)
(Liquidity Facility; Citibank NA)	0.05	2/7/15	9,900,000 [a,b,c]		9,900,000
Hillsborough, COP (Water and Sewer Systems Projects)
(Liquidity Facility; JPMorgan Chase Bank)	0.09	2/7/15	5,700,000	[a]	5,700,000
Imperial Community College District, Revenue, TRAN	2.00	2/27/15	3,100,000		3,103,941
Los Angeles County Schools Pooled Financing Program,
Pooled TRAN Participation Certificates (Certain Los Angeles
County School and Community College Districts)	1.50	6/1/15	3,225,000		3,239,427
Los Angeles County Schools Pooled Financing Program,
Pooled TRAN Participation Certificates (Certain Los Angeles
County School and Community College Districts)	1.50	6/30/15	1,000,000		1,005,394
Los Angeles Department of Water and Power, Power System
Revenue (Liquidity Facility; Royal Bank of Canada)	0.01	2/2/15	11,900,000	[a]	11,900,000
Manteca Redevelopment Agency, Subordinate Tax Allocation
Revenue, Refunding (Amended Merged Project Area)
(LOC; State Street Bank and Trust Co.)	0.02	2/2/15	11,435,000	[a]	11,435,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Menlo Park Community Development Agency,
Tax Allocation Revenue, Refunding (Las Pulgas Community
Development Project) (LOC; State Street Bank and Trust Co.)	0.02	2/2/15	19,800,000	[a]	19,800,000
Monterey Peninsula Water Management District, COP
(Wastewater Reclamation Project) (LOC; Wells Fargo Bank)	0.03	2/7/15	4,676,000	[a]	4,676,000
Orange County, Apartment Development Revenue,
Refunding (Villa La Paz Issue) (LOC; FNMA)	0.02	2/7/15	3,550,000	[a]	3,550,000
Pittsburg Public Financing Authority, Water Revenue,
Refunding (LOC; Bank of the West)	0.03	2/7/15	500,000	[a]	500,000
Pittsburg Redevelopment Agency, Subordinate Tax Allocation
Revenue (Los Medanos Community Development Project)
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.02	2/2/15	37,815,000	[a]	37,815,000
Ravenswood City School District, GO Notes, TRAN	1.00	3/4/15	1,500,000		1,500,952
Richmond, GO Notes, TRAN	1.00	6/30/15	12,000,000		12,041,720
Sacramento City Financing Authority, Revenue, Refunding
(Master Lease Program Facilities) (P-FLOATS Series PT-4698)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.13	2/7/15	6,780,000 [a,b,c]		6,780,000
Sacramento County Housing Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC; FNMA)	0.02	2/7/15	8,000,000	[a]	8,000,000
San Bernardino County, MFHR, Refunding
(Rosewood Apartments) (LOC; FNMA)	0.06	2/7/15	2,725,000	[a]	2,725,000
San Bernardino County, MFHR, Refunding (Somerset Apartments)
(Liquidity Facility; FNMA and LOC; FNMA)	0.06	2/7/15	2,995,000	[a]	2,995,000
San Diego County, COP (Friends of Chabad Lubavitch)
(LOC; Comerica Bank)	0.04	2/7/15	400,000	[a]	400,000
San Diego County, COP (Museum of Contemporary Art
San Diego) (LOC; Northern Trust Company)	0.02	2/7/15	1,050,000	[a]	1,050,000
San Diego County, COP (San Diego Museum of Art)
(LOC; Wells Fargo Bank)	0.04	2/7/15	300,000	[a]	300,000
San Francisco City and County, GO Notes
(Earthquake Safety and Emergency Response)	5.00	6/15/15	1,215,000		1,236,995
San Francisco City and County Redevelopment Agency,
Community Facilities District Number 4, Revenue
(Mission Bay North Public Improvements) (LOC; Bank of America)	0.02	2/7/15	16,465,000	[a]	16,465,000
San Francisco City and County Redevelopment Agency,
MFHR (Mercy Terrace Project) (LOC; FNMA)	0.04	2/7/15	9,300,000	[a]	9,300,000
San Jose Redevelopment Agency, CP (Merged Area
Redevelopment Project) (LOC; JPMorgan Chase Bank)	0.13	4/10/15	14,000,000		14,000,000
Santa Clara County Financing Authority, LR, Refunding
(Multiple Facilities Projects) (LOC; Bank of America)	0.01	2/7/15	9,700,000	[a]	9,700,000
Sulpher Springs Union School District, GO Notes, TRAN	2.00	6/30/15	1,655,000		1,667,479
Tahoe Forest Hospital District, Revenue (LOC; U.S. Bank NA)	0.02	2/2/15	4,660,000	[a]	4,660,000

The Funds 47

STATEMENT OF INVESTMENTS (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Tracy, MFHR, Refunding (Sycamore Village Apartments) (LOC; FHLMC)	0.02	2/7/15	9,600,000	[a]	9,600,000
University of California Regents, General Revenue	0.02	2/7/15	3,000,000	[a]	3,000,000
Yolo County, MFHR (Primero Grove Student Apartments Project)
(LOC; California State Teachers Retirement System)	0.08	2/7/15	875,000	[a]	875,000
Total Investments (cost $451,236,908)			100.3%		451,236,908
Liabilities, Less Cash and Receivables			(.3%)		(1,239,353)
Net Assets			100.0%		449,997,555

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2015, these securities amounted to $42,910,000 or 9.5% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Special Tax	20.1	Pollution Control	5.8
Housing	9.1	Health Care	5.5
Utility-Electric	8.5	Lease	4.8
Industrial	7.8	State/Territory	4.6
Utility-Water and Sewer	7.1	Resource Recovery	3.5
City	6.8	Other	10.6
Education	6.1		100.3

† Based on net assets.

STATEMENT OF INVESTMENTS

January 31, 2015

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—103.4%
Albany Industrial Development Agency, Civic Facility Revenue
(The College of Saint Rose Project) (LOC; Wells Fargo Bank)	0.02	2/7/15	1,900,000	[a]	1,900,000
Brewster Central School District, GO Notes, BAN	0.50	10/9/15	3,800,000		3,809,613
Broome County Industrial Development Agency,
Continuing Care Retirement Community Revenue
(Good Shepherd Village at Endwell, Inc. Project) (LOC; M&T Trust)	0.07	2/7/15	3,160,000	[a]	3,160,000
Build New York City Resource Corporation, Revenue (Federation of
Protestant Welfare Agencies, Inc. Project) (LOC; TD Bank)	0.09	2/7/15	1,200,000	[a]	1,200,000
Columbia County, GO Notes, BAN	1.25	5/7/15	1,931,900		1,935,657
Deutsche Bank Spears/Lifers Trust (Series DBE-1152)
(TSASC, Inc., Tobacco Settlement Asset-Backed Bonds)
(Liquidity Facility: Deutsche Bank AG and LOC; Deutsche Bank AG)	0.12	2/7/15	1,685,000 [a,b,c]		1,685,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation
for Autism, Inc. Project) (LOC; M&T Trust)	0.07	2/7/15	3,200,000	[a]	3,200,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Paul Smith's College Project) (LOC; U.S. Bank NA)	0.04	2/7/15	660,000	[a]	660,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.15	2/7/15	1,275,000	[a]	1,275,000
Glens Falls City School District, GO Notes, BAN	1.00	7/15/15	1,300,000		1,304,471
Gowanda Central School District, GO Notes, BAN	1.00	6/16/15	1,400,000		1,402,934
Greenport Union Free School District, GO Notes, TAN	1.00	6/26/15	1,000,000		1,002,421
Liverpool Central School District, GO Notes, RAN	1.00	7/8/15	1,100,000		1,102,824
New York City, GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.05	2/7/15	1,000,000	[a]	1,000,000
New York City, GO Notes (LOC; Bayerische Landesbank)	0.03	2/7/15	2,400,000	[a]	2,400,000
New York City, GO Notes (LOC; Citibank NA)	0.02	2/7/15	2,000,000	[a]	2,000,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.03	2/2/15	2,800,000	[a]	2,800,000
New York City, GO Notes (LOC; Mizuho Bank Ltd.)	0.01	2/2/15	1,895,000	[a]	1,895,000
New York City, GO Notes (LOC; Union Bank NA)	0.01	2/7/15	1,800,000	[a]	1,800,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program—Cobble Hill Health
Center, Inc. Project) (LOC; Bank of America)	0.09	2/7/15	1,820,000	[a]	1,820,000
New York City Industrial Development Agency, Civic Facility Revenue
(Brooklyn United Methodist Church Home Project) (LOC; TD Bank)	0.02	2/7/15	450,000	[a]	450,000
New York City Industrial Development Agency,
Civic Facility Revenue (Children's Oncology Society of
New York, Inc. Project) (LOC; JPMorgan Chase Bank)	0.03	2/7/15	1,800,000	[a]	1,800,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.07	2/7/15	2,400,000	[a]	2,400,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services to
Families and Children Project) (LOC; TD Bank)	0.09	2/7/15	2,600,000	[a]	2,600,000
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.01	2/2/15	4,440,000	[a]	4,440,000

The Funds 49

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Liquidity Facility; Royal Bank of Canada)	0.01	2/7/15	4,900,000	[a]	4,900,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Bank of Nova Scotia)	0.02	2/2/15	1,460,000	[a]	1,460,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Wells Fargo Bank)	0.01	2/2/15	3,000,000	[a]	3,000,000
New York City Transitional Finance Authority, Building Aid Revenue	4.00	7/15/15	300,000		305,090
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	4.00	8/1/15	500,000		509,435
New York State Dormitory Authority,
Revenue (Le Moyne College) (LOC; TD Bank)	0.02	2/7/15	1,485,000	[a]	1,485,000
New York State Dormitory Authority,
State Personal Income Tax Revenue (Education)	5.00	3/15/15	395,000		397,286
New York State Housing Finance Agency, Housing Revenue
(20 River Terrace) (Liquidity Facility; FNMA and LOC; FNMA)	0.02	2/7/15	3,000,000	[a]	3,000,000
New York State Housing Finance Agency, Housing Revenue
(20 River Terrace) (Liquidity Facility; FNMA and LOC; FNMA)	0.02	2/7/15	1,400,000	[a]	1,400,000
New York State Housing Finance Agency,
Housing Revenue (29 Flatbush Avenue)
(LOC; Landesbank Hessen-Thueringen Gironzentrale)	0.06	2/7/15	4,500,000	[a]	4,500,000
New York State Housing Finance Agency,
Housing Revenue (42nd Street and 10th Avenue)
(Liquidity Facility; FHLMC and LOC; FHLMC)	0.01	2/7/15	3,000,000	[a]	3,000,000
New York State Housing Finance Agency,
Housing Revenue (505 West 37th Street)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.04	2/2/15	5,500,000	[a]	5,500,000
New York State Housing Finance Agency, Housing Revenue
(Baisley Park Gardens) (LOC; Citibank NA)	0.04	2/7/15	6,135,000	[a]	6,135,000
New York State Housing Finance Agency, Housing Revenue
(Gotham West) (LOC; Wells Fargo Bank)	0.01	2/7/15	2,000,000	[a]	2,000,000
New York State Housing Finance Agency, Housing Revenue
(North End Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.02	2/7/15	2,000,000	[a]	2,000,000
New York State Urban Development Corporation, State Personal
Income Tax Revenue (State Facilities and Equipment)	3.00	3/15/15	500,000		501,699
Niagara County, GO Notes, BAN	1.00	5/13/15	1,200,000		1,202,188
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Trust)	0.07	2/7/15	200,000	[a]	200,000
Port Authority of New York and New Jersey, Equipment Notes	0.07	2/7/15	2,800,000	[a]	2,800,000
Port Chester, GO Notes, BAN	1.00	2/25/15	1,215,000		1,215,493
Port Jefferson Union Free School District, GO Notes, TAN	1.00	6/26/15	1,300,000		1,303,503
Putnam County Industrial Development Agency,
Civic Facility Revenue (United Cerebral Palsy of Putnam
and Southern Dutchess Project) (LOC; TD Bank)	0.02	2/7/15	1,400,000	[a]	1,400,000
Putnam County Industrial Development Agency,
Civic Facility Revenue (United Cerebral Palsy of
Putnam and Southern Dutchess Project) (LOC; TD Bank)	0.02	2/7/15	500,000	[a]	500,000

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Riverhead Industrial Development Authority, Civic Facility
Revenue (Central Suffolk Hospital Project) (LOC; M&T Trust)	0.05	2/7/15	1,280,000	[a]	1,280,000
Saratoga County Capital Resource Corporation, Revenue
(The Saratoga Hospital Project) (LOC; HSBC Bank USA)	0.02	2/7/15	1,400,000	[a]	1,400,000
Smithtown Central School District, GO Notes,
Refunding (School District Bonds)	3.00	10/15/15	1,000,000		1,019,652
Sodus Central School District, GO Notes, BAN	1.00	2/3/16	1,000,000		1,004,670
Syracuse Industrial Development Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc. Project) (LOC; HSBC Bank USA)	0.02	2/7/15	985,000	[a]	985,000
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (Liquidity Facility; JPMorgan Chase Bank)	0.02	2/7/15	8,170,000	[a]	8,170,000
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; State Street Bank and Trust Co.)	0.01	2/7/15	11,085,000	[a]	11,085,000
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; Wells Fargo Bank)	0.01	2/2/15	3,000,000	[a]	3,000,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.04	2/2/15	3,000,000	[a]	3,000,000
Watertown, GO Notes, BAN	1.00	4/23/15	1,000,000		1,000,992

Total Investments (cost $129,702,928)			103.4%		129,702,928
Liabilities, Less Cash and Receivables			(3.4%)		(4,283,647)
Net Assets			100.0%		125,419,281

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2015, this security amounted to $1,685,000 or 1.3% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	22.4	Lease	4.5
Housing	21.9	Industrial	3.1
City	12.5	County	2.5
Education	11.9	Special Tax	1.1
Utility-Water and Sewer	11.0	Other	3.8
Health Care	8.7		103.4

†	Based on net assets.

The Funds 51

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

January 31, 2015

			Dreyfus		Dreyfus	Dreyfus		Dreyfus
	Dreyfus		Government		Government	Treasury &		Treasury
	Cash		Cash		Prime Cash	Agency Cash		Prime Cash
	Management		Management		Management	Management		Management
Assets ($):
Investments at value—Note 1(a,b)†	28,016,771	[a]	20,240,034	[a]	3,923,177	19,892,571	[a]	36,972,925
Cash	2,011		—		39	676		1,644
Interest receivable	4,248		811		1,240	26,465		10,686
Receivable for shares of Beneficial Interest subscribed	21		—		—	—		—[b]
Receivable for investment securities sold	—		—		100,005	50,000		908,041
Prepaid expenses and other assets	218		93		102	137		89
	28,023,269		20,240,938		4,024,563	19,969,849		37,893,385
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	3,970		1,421		237	984		1,098
Cash overdraft due to Custodian	—		842		—	—		—
Payable for investment securities purchased	299,574		399,964		—	—		499,965
Payable for shares of
Beneficial Interest redeemed	1,309		6		—	—		—
Accrued expenses	384		162		178	172		263
	305,237		402,395		415	1,156		501,326
Net Assets ($)	27,718,032		19,838,543		4,024,148	19,968,693		37,392,059
Composition of Net Assets ($):
Paid-in capital	27,718,031		19,838,607		4,024,186	19,968,783		37,392,548
Accumulated net realized
gain (loss) on investments	1		(64)		(38)	(90)		(489)
Net Assets ($)	27,718,032		19,838,543		4,024,148	19,968,693		37,392,059
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	23,109,317		16,874,952		2,952,007	16,380,228		28,812,494
Shares Outstanding	23,109,314		16,875,036		2,952,035	16,380,304		28,812,867
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	1,877,431		2,239,904		460,122	2,364,649		3,549,024
Shares Outstanding	1,877,434		2,239,911		460,128	2,364,660		3,549,092
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00

The Funds 53

STATEMENT OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

January 31, 2015

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	1,521,958	508,979	300,887	534,032	683,313
Shares Outstanding	1,521,962	508,980	300,891	534,035	683,321
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	1,068,772	113,734	300,356	654,427	4,311,165
Shares Outstanding	1,068,767	113,735	300,360	654,428	4,311,205
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	—	—	4,995	—
Shares Outstanding	—	—	—	4,994	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Select Shares
Net Assets ($)	—	—	—	4,356	—
Shares Outstanding	—	—	—	4,356	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Agency Shares
Net Assets ($)	140,554	100,974	10,776	8,560	36,063
Shares Outstanding	140,554	100,975	10,776	8,560	36,063
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	17,446	—
Shares Outstanding	—	—	—	17,446	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
† Investments at cost ($)	28,016,771	20,240,034	3,923,177	19,892,571	36,972,925

a Amount includes repurchase agreements of $3,400,000,000, $7,679,000,000 and $10,575,000,000 for Dreyfus Cash Management, Dreyfus Government Cash Management and
Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(b).
b Amount represents less than $1,000.

See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	268,512	412,993	2,104,438	451,237	129,703
Cash	—	1,181	—	339	136
Interest receivable	337	590	1,869	165	91
Prepaid expenses and other assets	39	21	79	13	51
Due from The Dreyfus Corporation
and affiliates—Note 2(c)	—	—	—	—	1
	268,888	414,785	2,106,386	451,754	129,982
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	16	28	127	25	—
Cash overdraft due to Custodian	240	—	1,828	—	—
Payable for investment securities purchased	6,291	17,000	25,615	1,667	4,514
Payable for shares of Beneficial Interest redeemed	—	—	146	7	—
Accrued expenses	66	68	92	57	49
	6,613	17,096	27,808	1,756	4,563
Net Assets ($)	262,275	397,689	2,078,578	449,998	125,419
Composition of Net Assets ($):
Paid-in capital	262,288	397,689	2,078,587	449,998	125,419
Accumulated net realized
gain (loss) on investments	(13)	—	(9)	—[a]	—
Net Assets ($)	262,275	397,689	2,078,578	449,998	125,419
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	61,570	125,650	1,617,674	202,238	70,220
Shares Outstanding	61,501	125,652	1,617,683	202,234	70,200
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	155,166	260,668	378,285	232,633	52,646
Shares Outstanding	154,997	260,669	378,285	232,627	52,631
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	31,086	10,176	51,500	453	2,529
Shares Outstanding	31,052	10,175	51,500	453	2,530
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	14,452	1,195	31,119	14,674	—
Shares Outstanding	14,436	1,196	31,119	14,673	—
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	—
Agency Shares
Net Assets ($)	1	—	—	—	—
Shares Outstanding	1	—	—	—	—
Net Asset Value Per Share ($)	1.00	—	—	—	—
Classic Shares
Net Assets ($)	—	—	—	—	24
Shares Outstanding	—	—	—	—	24
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	268,512	412,993	2,104,438	451,237	129,703

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 55

STATEMENT OF OPERATIONS

(amounts in thousands)

Year Ended January 31, 2015

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Investment Income ($):
Interest Income	47,208	14,664	2,706	12,266	12,899
Expenses:
Management fee—Note 2(a)	52,823	35,378	8,954	36,490	70,221
Service plan fees—Note 2(b)	10,969	6,242	2,770	8,778	23,899
Prospectus and shareholders' reports	835	139	78	44	261
Custodian fees—Note 2(c)	831	531	176	535	996
Shareholder servicing costs—Note 2(c)	365	337	120	248	663
Registration fees	204	192	199	208	214
Trustees' fees and expenses—Note 2(d)	171	110	30	116	227
Professional fees	82	76	51	79	87
Miscellaneous	392	278	158	293	511
Total Expenses	66,672	43,283	12,536	46,791	97,079
Less—reduction in expenses
due to undertakings—Note 2(a)	(26,225)	(30,388)	(9,831)	(36,350)	(84,191)
Less—reduction in fees
due to earnings credits—Note 2(c)	(45)	—[a]	(1)	—[a]	(1)
Net Expenses	40,402	12,895	2,704	10,441	12,887
Investment Income—Net	6,806	1,769	2	1,825	12
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	58	49	(10)	58	229
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,864	1,818	(8)	1,883	241

a Amount represents less than $1,000.
See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	371	550	2,071	361	138
Expenses:
Management fee—Note 2(a)	583	842	4,326	916	209
Service plan fees—Note 2(b)	474	728	1,227	737	75
Registration fees	81	39	106	12	63
Professional fees	73	76	77	50	44
Custodian fees—Note 2(c)	28	37	115	46	14
Prospectus and shareholders' reports	15	16	21	12	11
Shareholder servicing costs—Note 2(c)	7	3	272	1	2
Trustees' fees and expenses—Note 2(d)	2	3	14	3	1
Miscellaneous	54	46	118	43	37
Total Expenses	1,317	1,790	6,276	1,820	456
Less—reduction in expenses
due to undertakings—Note 2(a)	(946)	(1,240)	(4,206)	(1,459)	(318)
Less—reduction in fees due
to earnings credits—Note 2(c)	—[a]	—[a]	—[a]	—[a]	—[a]
Net Expenses	371	550	2,070	361	138
Investment Income—Net	—[a]	—[a]	1	—[a]	—[a]
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	(3)	—	133	—[a]	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3)	—[a]	134	—[a]	—[a]

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 57

STATEMENTS OF CHANGES IN NET ASSETS

(amounts in thousands)

			Dreyfus Government
	Dreyfus Cash Management		Cash Management
	Year Ended January 31,		Year Ended January 31,
	2015	2014	2015	2014
Operations ($):
Investment income—net	6,806	9,749	1,769	1,646
Net realized gain (loss) on investments	58	(19)	49	(81)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,864	9,730	1,818	1,565
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(6,836)	(9,748)	(1,492)	(1,358)
Investor Shares	(3)	(2)	(202)	(185)
Administrative Shares	(3)	(1)	(50)	(73)
Participant Shares	(2)	—[a]	(16)	(20)
Agency Shares	—[a]	—[a]	(9)	(10)
Total Dividends	(6,844)	(9,751)	(1,769)	(1,646)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	82,582,123	86,438,068	84,638,111	84,705,848
Investor Shares	6,099,628	6,773,654	6,112,447	5,603,225
Administrative Shares	12,412,663	11,697,322	1,089,427	2,188,894
Participant Shares	2,154,767	1,968,289	924,739	1,587,553
Agency Shares	855,853	786,384	996,753	773,169
Dividends reinvested:
Institutional Shares	1,404	2,023	330	290
Investor Shares	2	1	134	119
Administrative Shares	2	—[a]	33	53
Participant Shares	1	—[a]	11	15
Agency Shares	—[a]	—[a]	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(83,830,598)	(85,276,908)	(82,340,941)	(83,356,925)
Investor Shares	(6,450,280)	(7,237,577)	(5,735,782)	(5,506,384)
Administrative Shares	(12,313,511)	(11,545,694)	(1,095,586)	(2,652,807)
Participant Shares	(2,135,167)	(1,687,602)	(985,386)	(1,700,519)
Agency Shares	(901,418)	(728,052)	(997,439)	(750,032)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,524,531)	1,189,908	2,606,851	892,499
Total Increase (Decrease) In Net Assets	(1,524,511)	1,189,887	2,606,900	892,418
Net Assets ($):
Beginning of Period	29,242,543	28,052,656	17,231,643	16,339,225
End of Period	27,718,032	29,242,543	19,838,543	17,231,643
a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Government		Dreyfus Treasury &
	Prime Cash Management		Agency Cash Management
	Year Ended January 31,		Year Ended January 31,
	2015	2014	2015	2014
Operations ($):
Investment income—net	2	2	1,825	1,748
Net realized gain (loss) on investments	(10)	(4)	58	(67)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(8)	(2)	1,883	1,681
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(2)	(2)	(1,471)	(1,470)
Investor Shares	—[a]	—[a]	(236)	(235)
Administrative Shares	—[a]	—[a]	(59)	(62)
Participant Shares	—[a]	—[a]	(53)	(53)
Service Shares	—	—	(1)	(1)
Select Shares	—	—	—[a]	(1)
Agency Shares	—[a]	—[a]	(2)	(3)
Premier Shares	—	—	(3)	(3)
Total Dividends	(2)	(2)	(1,825)	(1,828)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	8,097,615	8,706,498	66,793,911	69,938,115
Investor Shares	1,509,876	1,656,875	8,736,913	8,194,430
Administrative Shares	3,205,295	4,396,854	1,573,998	1,512,809
Participant Shares	1,345,431	648,154	2,940,564	2,974,319
Service Shares	—	—	11,215	10,694
Select Shares	—	—	26,212	18,551
Agency Shares	10,843	12,402	74,178	83,331
Premier Shares	—	—	383,446	441,359
Dividends reinvested:
Institutional Shares	—[a]	—[a]	328	389
Investor Shares	—[a]	—[a]	93	80
Administrative Shares	—[a]	—[a]	42	43
Participant Shares	—[a]	—[a]	26	26
Service Shares	—	—	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(9,056,660)	(8,314,032)	(65,481,891)	(69,369,396)
Investor Shares	(1,564,481)	(1,595,742)	(8,442,012)	(8,394,862)
Administrative Shares	(3,417,399)	(4,451,597)	(1,601,607)	(1,571,690)
Participant Shares	(1,258,434)	(664,268)	(2,798,909)	(3,064,754)
Service Shares	—	—	(14,339)	(17,969)
Select Shares	—	—	(25,672)	(21,053)
Agency Shares	(10,056)	(39,282)	(88,012)	(88,989)
Premier Shares	—	—	(378,414)	(454,099)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,137,970)	355,862	1,710,070	191,334
Total Increase (Decrease) In Net Assets	(1,137,980)	355,858	1,710,128	191,187
Net Assets ($):
Beginning of Period	5,162,128	4,806,270	18,258,565	18,067,378
End of Period	4,024,148	5,162,128	19,968,693	18,258,565

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 59

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Treasury		Dreyfus Municipal
	Prime Cash Management		Cash Management Plus
	Year Ended January 31,		Year Ended January 31,
	2015	2014	2015	2014
Operations ($):
Investment income—net	12	12	—[a]	1
Net realized gain (loss) on investments	229	(580)	(3)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	241	(568)	(3)	1
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(10)	(10)	—[a]	(1)
Investor Shares	(1)	(1)	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	(1)	(1)	—[a]	—[a]
Agency Shares	—[a]	—[a]	—	—
Total Dividends	(12)	(12)	—[a]	(1)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	59,784,754	66,673,501	325,584	649,422
Investor Shares	13,894,457	15,423,051	253,577	276,772
Administrative Shares	1,690,910	1,549,314	139,285	163,227
Participant Shares	15,556,060	12,764,817	40,097	43,618
Agency Shares	311,197	342,832	—	—
Dividends reinvested:
Institutional Shares	2	2	—[a]	—[a]
Investor Shares	1	1	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	1	1	—[a]	—[a]
Agency Shares	—[a]	—[a]	—	—
Cost of shares redeemed:
Institutional Shares	(63,420,187)	(58,807,242)	(353,621)	(912,265)
Investor Shares	(13,699,503)	(16,136,440)	(250,778)	(335,021)
Administrative Shares	(1,706,125)	(1,600,438)	(184,729)	(294,846)
Participant Shares	(14,708,696)	(12,975,204)	(33,901)	(55,894)
Agency Shares	(317,318)	(324,799)	—	(14)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,614,447)	6,909,396	(64,486)	(465,001)
Total Increase (Decrease) In Net Assets	(2,614,218)	6,908,816	(64,489)	(465,001)
Net Assets ($):
Beginning of Period	40,006,277	33,097,461	326,764	791,765
End of Period	37,392,059	40,006,277	262,275	326,764

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus New York Municipal		Dreyfus Tax Exempt
	Cash Management		Cash Management
	Year Ended January 31,		Year Ended January 31,
	2015	2014	2015	2014
Operations ($):
Investment income—net	—[a]	1	1	1
Net realized gain (loss) on investments	—	13	133	(14)
Net Increase (Decrease) in Net Assets
Resulting from Operations	—[a]	14	134	(13)
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	—[a]	(5)	(99)	(1)
Investor Shares	—[a]	(10)	(23)	—[a]
Administrative Shares	—[a]	—[a]	(2)	—[a]
Participant Shares	—[a]	—[a]	(2)	—[a]
Total Dividends	—[a]	(15)	(126)	(1)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	189,170	187,747	6,179,347	6,699,608
Investor Shares	582,250	738,921	955,943	834,672
Administrative Shares	18,735	50,765	69,762	91,837
Participant Shares	6,447	22,171	95,639	138,819
Dividends reinvested:
Institutional Shares	—[a]	1	37	—[a]
Investor Shares	—[a]	9	12	—[a]
Administrative Shares	—[a]	—[a]	2	—[a]
Participant Shares	—[a]	—[a]	1	—[a]
Cost of shares redeemed:
Institutional Shares	(205,488)	(179,055)	(6,411,401)	(6,625,438)
Investor Shares	(677,121)	(583,274)	(986,266)	(868,701)
Administrative Shares	(18,474)	(50,987)	(72,877)	(103,640)
Participant Shares	(8,493)	(32,113)	(108,705)	(130,940)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(112,974)	154,185	(278,506)	36,217
Total Increase (Decrease) In Net Assets	(112,974)	154,184	(278,498)	36,203
Net Assets ($):
Beginning of Period	510,663	356,479	2,357,076	2,320,873
End of Period	397,689	510,663	2,078,578	2,357,076

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 61

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus California AMT-Free		Dreyfus New York AMT-Free
	Municipal Cash Management		Municipal Cash Management
	Year Ended January 31,		Year Ended January 31,
	2015	2014	2015	2014
Operations ($):
Investment income—net	—[a]	1	—[a]	—[a]
Net realized gain (loss) on investments	—[a]	—	—	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	—[a]	1	—[a]	—[a]
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	—[a]	(1)	—[a]	—[a]
Investor Shares	—[a]	—[a]	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	—[a]	—[a]	—	—
Total Dividends	—[a]	(1)	—[a]	—[a]
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	431,039	195,745	65,147	114,910
Investor Shares	707,797	732,249	116,031	88,971
Administrative Shares	7,218	11,182	7,454	12,736
Participant Shares	160,670	161,138	—	—
Classic Shares	—	—	86,397	106,521
Dividends reinvested:
Institutional Shares	—[a]	1	—[a]	—[a]
Investor Shares	—[a]	—[a]	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	—[a]	—[a]	—	—
Classic Shares	—	—	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(373,655)	(249,383)	(67,161)	(125,739)
Investor Shares	(711,893)	(707,129)	(88,508)	(100,507)
Administrative Shares	(9,999)	(9,318)	(8,610)	(15,138)
Participant Shares	(170,154)	(170,510)	—	—
Classic Shares	—	—	(91,197)	(102,761)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	41,023	(36,025)	19,553	(21,007)
Total Increase (Decrease) In Net Assets	41,023	(36,025)	19,553	(21,007)
Net Assets ($):
Beginning of Period	408,975	445,000	105,866	126,873
End of Period	449,998	408,975	125,419	105,866

a Amount represents less than $1,000.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.03		.21	.15	.03		23,109
2014	1.00	.000	[a]	(.000)[a]	1.00	.04		.21	.15	.04		24,356
2013	1.00	.001		(.001)	1.00	.08		.21	.21	.08		23,193
2012	1.00	.001		(.001)	1.00	.07		.21	.19	.07		22,695
2011	1.00	.001		(.001)	1.00	.15		.21	.21	.14		24,512
Investor Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.18	.00	[b]	1,877
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.19	.00	[b]	2,228
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.29	.00	[b]	2,692
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.26	.00	[b]	2,991
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.35	.00	[b]	2,949
Administrative Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.18	.00	[b]	1,522
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.19	.00	[b]	1,423
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.28	.00	[b]	1,271
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.25	.00	[b]	941
2011	1.00	.001		(.001)	1.00	.05		.31	.30	.05		792
Participant Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.18	.00	[b]	1,069
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.19	.00	[b]	1,049
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.29	.00	[b]	768
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.25	.00	[b]	826
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.36	.00	[b]	616
Agency Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.18	.00	[b]	141
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.19	.00	[b]	186
2013	1.00	.000	[a]	(.000)[a]	1.00	.03		.27	.26	.03		128
2012	1.00	.000	[a]	(.000)[a]	1.00	.02		.27	.23	.01		186
2011	1.00	.001		(.001)	1.00	.09		.27	.27	.09		60

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds 63

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Government
Cash Management
Institutional Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.21	.07	.01		16,875
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.21	.09	.01		14,577
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.21	.16	.01		13,228
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.21	.13	.00	[b]	18,082
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.21	.21	.04		20,529
Investor Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.46	.07	.01		2,240
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.46	.09	.01		1,863
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.46	.16	.01		1,766
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.13	.00	[b]	1,510
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.25	.00	[b]	1,705
Administrative Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.07	.01		509
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.09	.01		515
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.16	.01		979
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.14	.00	[b]	1,103
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.25	.00	[b]	1,091
Participant Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.61	.07	.01		114
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.61	.10	.01		174
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.61	.16	.01		287
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.14	.00	[b]	289
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.25	.00	[b]	531
Agency Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.27	.07	.01		101
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.27	.10	.01		102
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.27	.15	.01		79
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.14	.00	[b]	86
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.28	.25	.00	[b]	130

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Government Prime
Cash Management
Institutional Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.22	.06	.00	[b]	2,952
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.22	.08	.00	[b]	3,911
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.21	.12	.00	[b]	3,519
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.22	.11	.00	[b]	3,543
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.22	.20	.01		2,792
Investor Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.06	.00	[b]	460
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.08	.00	[b]	515
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.12	.00	[b]	454
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.12	.00	[b]	482
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.22	.00	[b]	557
Administrative Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.33	.06	.00	[b]	301
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.33	.08	.00	[b]	513
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.12	.00	[b]	568
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.12	.00	[b]	632
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.22	.00	[b]	561
Participant Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.62	.06	.00	[b]	300
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.08	.00	[b]	213
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.12	.00	[b]	229
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.13	.00	[b]	226
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.62	.22	.00	[b]	476
Agency Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.28	.06	.00	[b]	11
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.28	.09	.00	[b]	10
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.12	.00	[b]	37
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.13	.00	[b]	12
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.28	.21	.00	[b]	56

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds 65

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Treasury & Agency
Cash Management
Institutional Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.21	.06	.01		16,380
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.21	.07	.01		15,068
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.21	.13	.01		14,499
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.21	.09	.01		16,547
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.22	.20	.01		7,944
Investor Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.46	.06	.01		2,365
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.46	.07	.01		2,070
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.46	.13	.01		2,270
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.46	.09	.01		2,176
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.20	.00	[b]	1,823
Administrative Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.06	.01		534
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.07	.01		562
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.13	.01		620
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.09	.01		602
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.20	.00	[b]	422
Participant Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.61	.06	.01		654
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.61	.07	.01		513
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.61	.13	.01		603
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.61	.09	.01		889
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.20	.00	[b]	418
Service Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.71	.06	.01		5
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.71	.08	.01		8
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.71	.12	.01		15
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.73	.10	.01		32
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.71	.21	.00	[b]	5
Select Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01	.06	.01		4
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01	.08	.01		4
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01	.13	.01		6
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01	.09	.01		24
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	1.01	.20	.00	[b]	19
Agency Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.27	.06	.01		9
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.27	.08	.01		22
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.27	.14	.01		28
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.27	.10	.01		23
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.20	.00	[b]	38
Premier Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.52	.06	.01		17
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.52	.07	.01		12
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.52	.14	.01		25
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.52	.10	.01		31
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.52	.20	.00	[b]	52

a	Amount represents less than $.001 per share.
[b]	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Treasury
Prime Cash Management
Institutional Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.21	.04	.00	[b]	28,812
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.21	.06	.00	[b]	32,448
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.21	.09	.00	[b]	24,582
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.22	.06	.00	[b]	18,888
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.21	.14	.00	[b]	15,016
Investor Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.04	.00	[b]	3,549
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.06	.00	[b]	3,354
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.09	.00	[b]	4,067
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.06	.00	[b]	4,150
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.14	.00	[b]	3,215
Administrative Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.04	.00	[b]	683
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.06	.00	[b]	699
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.09	.00	[b]	750
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.08	.00	[b]	610
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.14	.00	[b]	1,054
Participant Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.04	.00	[b]	4,311
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.06	.00	[b]	3,464
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.09	.00	[b]	3,674
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.06	.00	[b]	2,866
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.15	.00	[b]	2,163
Agency Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.04	.00	[b]	36
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.05	.00	[b]	42
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.08	.00	[b]	24
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.26	.05	.00	[b]	21
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.11	.00	[b]	21

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds 67

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Municipal
Cash Management Plus
Institutional Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.13	.00	[b]	62
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.20	.00	[b]	90
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.24	.23	.01		353
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24	.22	.03		346
2011	1.00	.001		(.001)	1.00	.13		.24	.24	.13		363
Investor Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.54	.13	.00	[b]	155
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.52	.19	.00	[b]	152
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.49	.25	.00	[b]	211
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.49	.25	.00	[b]	257
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.48	.37	.00	[b]	259
Administrative Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.39	.13	.00	[b]	31
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.37	.18	.00	[b]	77
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.34	.25	.00	[b]	208
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.34	.26	.00	[b]	213
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.33	.33	.04		377
Participant Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.13	.00	[b]	14
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.67	.19	.00	[b]	8
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.65	.25	.00	[b]	21
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.25	.00	[b]	25
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.63	.37	.00	[b]	23
Agency Shares
Year Ended January 31,
2015	1.00	—		—	1.00	.00	[b]	.35	.12	—		—[c]
2014	1.00	—		—	1.00	.00	[b]	.33	.19	—		—[c]
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.30	.25	.00	[b]	—[c]
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.30	.24	.01		—[c]
2011	1.00	.001		(.001)	1.00	.06		.30	.30	.06		—[c]

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus New York Municipal
Cash Management
Institutional Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.25	.13	.00	[b]	126
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.26	.18	.00	[b]	142
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.25	.23	.01		133
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24	.21	.04		320
2011	1.00	.001		(.001)	1.00	.13		.24	.24	.12		459
Investor Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.50	.13	.00	[b]	261
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.50	.18	.00	[b]	356
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.50	.24	.00	[b]	200
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.49	.25	.00	[b]	267
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.48	.36	.00	[b]	299
Administrative Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.35	.13	.00	[b]	10
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.36	.19	.00	[b]	10
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.35	.25	.00	[b]	10
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.34	.25	.00	[b]	21
2011	1.00	.000	[a]	(.000)[a]	1.00	.03		.34	.33	.03		47
Participant Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.66	.13	.00	[b]	1
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.66	.19	.00	[b]	3
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.66	.25	.00	[b]	13
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.25	.00	[b]	11
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.36	.00	[b]	22

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds 69

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Tax Exempt
Cash Management
Institutional Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.24	.10	.00	[b]	1,618
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.24	.13	.00	[b]	1,850
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.24	.21	.00	[b]	1,776
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24	.20	.03		2,082
2011	1.00	.001		(.001)	1.00	.10		.23	.23	.09		2,831
Investor Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.47	.10	.00	[b]	378
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.14	.00	[b]	409
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.21	.00	[b]	443
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.22	.00	[b]	380
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.47	.32	.00	[b]	344
Administrative Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.32	.10	.00	[b]	52
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.14	.00	[b]	55
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.21	.00	[b]	66
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.22	.00	[b]	76
2011	1.00	.000	[a]	(.000)[a]	1.00	.02		.32	.31	.01		72
Participant Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.62	.10	.00	[b]	31
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.62	.13	.00	[b]	44
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.62	.20	.00	[b]	36
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.62	.21	.00	[b]	27
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.62	.32	.00	[b]	9

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.24	.08	.00	[b]	202
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.24	.13	.00	[b]	145
2013	1.00	.001		(.001)	1.00	.06		.24	.22	.01		198
2012	1.00	.001		(.001)	1.00	.05		.24	.22	.05		174
2011	1.00	.001		(.001)	1.00	.13		.24	.24	.13		135
Investor Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.49	.08	.00	[b]	233
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.49	.13	.00	[b]	237
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.48	.22	.00	[b]	212
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.50	.27	.00	[b]	203
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.49	.38	.00	[b]	56
Administrative Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.34	.09	.00	[b]	—[c]
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.34	.12	.00	[b]	3
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.35	.22	.00	[b]	1
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.35	.27	.01		2
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.35	.34	.03		14
Participant Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.08	.00	[b]	15
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.13	.00	[b]	24
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.63	.22	.00	[b]	34
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.28	.00	[b]	62
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.38	.00	[b]	48

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.

See notes to financial statements.

The Funds 71

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus New York AMT-Free
Municipal Cash Management
Institutional Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.36	.13	.00	[b]	70
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.36	.19	.00	[b]	72
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.34	.28	.00	[b]	83
2012	1.00	.000	[a]	(.000)[a]	1.00	.02		.31	.25	.02		102
2011	1.00	.001		(.001)	1.00	.14		.31	.23	.14		81
Investor Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.13	.00	[b]	53
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.19	.00	[b]	25
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.59	.27	.00	[b]	37
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.56	.28	.00	[b]	49
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.55	.37	.00	[b]	50
Administrative Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.14	.00	[b]	3
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.19	.00	[b]	4
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45	.27	.00	[b]	6
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.42	.28	.00	[b]	13
2011	1.00	.000	[a]	(.000)[a]	1.00	.05		.40	.33	.04		8
Classic Shares
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.86	.13	.00	[b]	—[c]
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.87	.18	.00	[b]	5
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.84	.27	.00	[b]	1
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.81	.29	.00	[b]	—[c]
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.81	.37	.00	[b]	9

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are diversified funds. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are exempt from federal income tax; Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are exempt from federal, NewYork state and New York city personal income taxes and Dreyfus California AMT-Free Municipal Cash Management is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares with the exception of Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management which do not offer Agency Shares. Dreyfus New York AMT-Free Municipal Cash Management also does not offer Participant Shares. In addition, Dreyfus Treasury & Agency Cash Management offers Service Shares, Select Shares and Premier Shares and Dreyfus NewYork AMT-Free Municipal Cash Management offers Classic Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by Service Agents receiving Rule 12b-1 fees) to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

As of January 31, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 1,036 Agency Shares of Dreyfus Municipal Cash Management Plus.

The Funds 73

NOTES TO FINANCIAL STATEMENTS (continued)

As of January 31, 2015, Mellon Financial Corporation, an indirect subsidiary of BNY Mellon, held 110,665,000 Agency Shares of Dreyfus Cash Management and 905,956,000 Investor Shares of Dreyfus Treasury & Agency Cash Management.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the funds’ Boards of Trustees (the “Boards”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At January 31, 2015, all of the securities in each fund were considered Level 2 of the fair value hierarchy.

At January 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreements, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended January 31, 2015, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended January 31, 2015, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended January 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2015, the components of accumulated earnings on a tax basis for each fund were substantially the same as for financial reporting purposes. In addition, Dreyfus Tax Exempt Cash Management had $8,841 of capital losses realized after October 31, 2014, which were deferred for tax purposes to the first day of the following fiscal year.

The Funds 75

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), each fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 1 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2015.

The tax character of distributions paid to shareholders of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management during the fiscal periods ended January 31, 2015 and January 31, 2014 were all ordinary income.

Table 2 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal periods ended January 31, 2015 and January 31, 2014.

Table 1—Capital Loss Carryover

						($ x 1,000)
						Post-Enactment
						Short-Term
				2019	†	Losses††	Total
Dreyfus Government Cash Management				—		64	64
Dreyfus Government Prime Cash Management				—		38	38
Dreyfus Treasury & Agency Cash Management				—		90	90
Dreyfus Treasury Prime Cash Management				—		489	489
Dreyfus Municipal Cash Management Plus				10		3	13

† If not applied, the carryover expires in the above fiscal year.
†† Post-enactment short-term capital losses which can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid

Tax Character of Distributions Paid ($ x 1,000)		2015				2014
	Tax-Exempt	Ordinary	Long-Term			Tax-Exempt	Ordinary
	Income	Income	Capital Gains			Income	Income
Dreyfus Municipal Cash Management Plus	—†	—	—			1	—
Dreyfus New York Municipal Cash Management	—†	—	—			1	14
Dreyfus Tax Exempt Cash Management	1	13	112			1	—
Dreyfus California AMT-Free Municipal Cash Management	—†	—	—			1	—
Dreyfus New York AMT-Free Municipal Cash Management	—†	—	—			—†	—

†	Amount represents less than $1,000.

During the period ended January 31, 2015, as a result of permanent book to tax differences, primarily due to dividend reclassification, each relevant fund increased accumulated undistributed investment income-net and decreased accumulated net realized gain (loss) on investments, as summarized in Table 3. Net assets and net asset value per share were not affected by this reclassification.

At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. These undertakings are voluntary and not contractual, and may be terminated at any time. Table 4 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended January 31, 2015.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares,Administrative Shares, Participant Shares, Service Shares, Select Shares,Agency Shares, Premier Shares and Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares, Participant Shares, Service Shares,

Table 3—Reclassification of Components of Net Assets

	Accumulated	Accumulated
	Undistributed	Net Realized
	Investment Income—Net ($)	Gain (Loss) ($)
Dreyfus Cash Management	38,000	(38,000)
Dreyfus Tax Exempt Cash Management	125,248	(125,248)

Table 4—Expense Reductions

Dreyfus Cash Management		$26,224,629
Dreyfus Government Cash Management		30,388,253
Dreyfus Government Prime Cash Management		9,831,390
Dreyfus Treasury & Agency Cash Management		36,349,821
Dreyfus Treasury Prime Cash Management		84,190,970
Dreyfus Municipal Cash Management Plus		946,386
Dreyfus New York Municipal Cash Management		1,239,578
Dreyfus Tax Exempt Cash Management		4,206,400
Dreyfus California AMT-Free Municipal Cash Management		1,459,450
Dreyfus New York AMT-Free Municipal Cash Management		317,545

The Funds 77

NOTES TO FINANCIAL STATEMENTS (continued)

Select Shares, Agency Shares, Premier Shares and Classic Shares pay the Distributor at annual rates of .25%, .10%, .40%, .50%, .80%, .06%, .31%, and .50%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares, Premier Shares and Classic Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares, Participant Shares, Service Shares, Select Shares and/or Premier Shares automated teller check writing privileges and, in the case of Participant Shares, Service Shares, and Premier Shares, automated teller machine access and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 5 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended January 31, 2015.

(c) Each fund has adopted a Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the

Table 5—Service Plan Fees

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	5,162,038	1,466,285	4,234,028	—	—	106,797	—	—
Dreyfus Government Cash Management	5,044,274	496,872	644,028	—	—	56,801	—	—
Dreyfus Government
Prime Cash Management	1,394,091	384,197	984,320	—	—	7,283	—	—
Dreyfus Treasury & Agency
Cash Management	5,914,037	589,256	2,111,290	26,035	39,619	10,946	87,171	—
Dreyfus Treasury
Prime Cash Management	8,534,547	725,469	14,619,528	—	—	19,651	—	—
Dreyfus Municipal
Cash Management Plus	370,959	56,720	46,366	—	—	1	—	—
Dreyfus New York Municipal
Cash Management	708,365	10,647	8,928	—	—	—	—	—
Dreyfus Tax Exempt Cash Management	1,016,355	48,615	162,511	—	—	—	—	—
Dreyfus California AMT-Free
Municipal Cash Management	631,726	1,445	104,306	—	—	—	—	—
Dreyfus New York AMT-Free
Municipal Cash Management	66,307	3,731	—	—	—	—	—	4,887

maintenance of shareholder accounts. Table 6 summarizes the amount each relevant fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended January 31, 2015.

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statements of Operations.

Each fund compensates Dreyfus Transfer Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 7 summarizes the amount each fund was charged during the period ended January 31, 2015 for transfer agency and cash management services, which are included in Shareholder servicing costs in the Statements of Operations. Cash management fees were partially offset by earnings credits, also summarized in Table 7.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets,

Table 6—Shareholder Services Plan Fees

		Institutional
		Shares ($)
Dreyfus Cash Management		255,841
Dreyfus Government Cash Management		247,811
Dreyfus Government Prime Cash Management		26,197
Dreyfus Treasury & Agency Cash Management		199,202
Dreyfus Treasury Prime Cash Management		109,217
Dreyfus Municipal Cash Management Plus		5,553
Dreyfus Tax Exempt Cash Management		267,339
Dreyfus New York AMT-Free Municipal Cash Management		593

Table 7—Transfer Agency Agreement Fees and Cash Management Agreement Fees

	Transfer Agency	Dreyfus Transfer, Inc.	Dreyfus Transfer, Inc.
	Fees ($)	Cash Management Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	103,338	2,902	(148)
Dreyfus Government Cash Management	82,615	3,898	(197)
Dreyfus Government Prime Cash Management	80,804	3,686	(189)
Dreyfus Treasury & Agency Cash Management	42,141	2,103	(106)
Dreyfus Treasury Prime Cash Management	470,667	23,666	(1,199)
Dreyfus Municipal Cash Management Plus	1,497	71	(4)
Dreyfus New York Municipal Cash Management	2,268	102	(5)
Dreyfus Tax Exempt Cash Management	4,302	196	(10)
Dreyfus California AMT-Free Municipal Cash Management	604	23	(1)
Dreyfus New York AMT-Free Municipal Cash Management	1,505	69	(4)

The Funds 79

NOTES TO FINANCIAL STATEMENTS (continued)

geographic region and transaction activity. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2015 pursuant to the custody agreement. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 8.

During the period ended January 31, 2015, each fund was charged $7,630 for services performed by the Chief Compliance Officer and his staff.

Table 9 summarizes the components of “Due to (from) The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Boards.The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of hav-

Table 8—Custody Agreement Fees

			Custody Fees ($)		Earnings Credits ($)
Dreyfus Cash Management				830,984		(45,420)
Dreyfus Government Cash Management				531,440		—
Dreyfus Government Prime Cash Management				175,531		(585)
Dreyfus Treasury & Agency Cash Management				534,670		—
Dreyfus Treasury Prime Cash Management				995,777		(133)
Dreyfus Municipal Cash Management Plus				27,778		—
Dreyfus New York Municipal Cash Management				36,925		—
Dreyfus Tax Exempt Cash Management				114,788		—
Dreyfus California AMT-Free Municipal Cash Management				46,275		—
Dreyfus New York AMT-Free Municipal Cash Management				14,175		—

Table 9—Due to (from) The Dreyfus Corporation and Affiliates

				Chief
				Compliance	Transfer
Management		Service Plan	Custodian	Officer	Agency	Less Expense
	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)
Dreyfus Cash Management	4,619,604	891,476	272,620	2,467	—	(1,816,163)
Dreyfus Government Cash Management	3,384,102	563,018	167,263	2,467	18,302	(2,714,190)
Dreyfus Government Prime Cash Management	694,190	261,526	49,052	2,467	17,036	(787,256)
Dreyfus Treasury & Agency Cash Management	3,414,133	821,435	178,171	2,467	9,963	(3,441,752)
Dreyfus Treasury Prime Cash Management	6,269,613	2,234,708	339,231	2,467	95,053	(7,842,680)
Dreyfus Municipal Cash Management Plus	44,069	39,474	9,701	2,467	358	(80,473)
Dreyfus New York Municipal Cash Management	66,871	56,065	10,645	2,467	520	(109,027)
Dreyfus Tax Exempt Cash Management	367,757	98,134	38,106	2,467	833	(380,345)
Dreyfus California AMT-Free
Municipal Cash Management	80,745	60,040	17,498	2,467	155	(135,868)
Dreyfus New York AMT-Free
Municipal Cash Management	21,712	11,465	5,198	2,467	412	(42,655)

ing a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 10 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2015.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the funds’ financial statements.

Table 10—Affiliated Portfolio Holdings Transactions

	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	222,640,000	211,010,000
Dreyfus New York Municipal Cash Management	367,615,000	352,445,000
Dreyfus Tax Exempt Cash Management	662,075,000	855,860,000
Dreyfus California AMT—Free Municipal Cash Management	195,315,000	109,100,000
Dreyfus New York AMT—Free Municipal Cash Management	59,580,000	50,770,000

The Funds 81

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York
Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free
Municipal Cash Management

Dreyfus New York AMT-Free
Municipal Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (the “Funds”) as of January 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2015 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at January 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 26, 2015

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during the fiscal year ended January 31, 2015:

— all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes), except $13,090 of Dreyfus Tax Exempt Cash Management’s exempt-interest dividends that are being designated as an ordinary income distribution and $112,158 that is being designated as a long-term capital gain distribution for reporting purposes.

— for individuals who are residents of New York, “exempt-interest dividends” paid by Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are also not subject to New York state and New York city personal income tax.

— for individuals who are residents of California, “exempt-interest dividends” paid by Dreyfus California AMT-Free Municipal Cash Management are also not subject to California personal income tax.

For state individual income tax purposes, Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2015 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, Connecticut, California and the District of Columbia:

Dreyfus Government
Prime Cash Management	100%
Dreyfus Treasury
Prime Cash Management	100%

The funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2015 as qualifying interest-related dividends:

Dreyfus Cash Management	89.25%
Dreyfus Government
Cash Management	100%
Dreyfus Government
Prime Cash Management	100%
Dreyfus Treasury & Agency
Cash Management	100%
Dreyfus Treasury
Prime Cash Management	100%

The Funds 83

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies,
Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 147

——————
Gordon J. Davis (73)
Board Member (2014)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-2014)
• The Phoenix Companies, Inc., a life insurance company, Director
(2000-2014)
No. of Portfolios for which Board Member Serves: 63

——————
Nathan Leventhal (71)
Board Member (2014)
Principal Occupation During Past 5Years:
• President Emeritus of Lincoln Center for the Performing Arts
(2001-present)
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52

Robin A. Melvin (51)
Board Member (2010)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit
organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 115
———————
Roslyn M. Watson (65)
Board Member (2010)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company
(1993-present)
No. of Portfolios for which Board Member Serves: 70
———————
Benaree Pratt Wiley (68)
Board Member (2007)
Principal Occupation During Past 5Years:
• Principal,The Wiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies,
Director (2008-present)
No. of Portfolios for which Board Member Serves: 70

INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President
of the Distributor, President of Dreyfus Institutional Services
Division (2008-present)
No. of Portfolios for which Board Member Serves: 38

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act)
of the funds as a result of his affiliation with The Dreyfus Corporation.

———————
Isabel P. Dunst (67)
Board Member (1991)
Principal Occupation During Past 5Years:
• Of Counsel to the law firm of Hogan Lovells LLP (2015-present;
previously, Partner, 1990-2014)
No. of Portfolios for which Board Member Serves: 38

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the funds as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o
The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.
Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Whitney I. Gerard, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Funds 85

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 147 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

J. CHARLES CARDONA, Executive Vice President since November 2001.

President and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 19 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1981.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

The Funds 87

For More Information

Ticker Symbols:	Institutional Investor Administrative Participant				Service	Select	Agency	Premier	Classic
Dreyfus Cash Management	DICXX	DVCXX	DACXX	DPCXX			DMCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX
Dreyfus Government
Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX
Dreyfus Treasury & Agency
Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX			DRAXX
Dreyfus New York
Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX
Dreyfus California AMT-Free
Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX
Dreyfus New York AMT-Free
Municipal Cash Management	DYIXX	DYVXX	DDVXX						DLCXX

Telephone Call your Dreyfus Investments representative or 1-800-346-3621

E-mail Access Dreyfus Investments at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,226 in 2014 and $33,031 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2014 and $6,120 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,397 in 2014 and $2,957 in 2015.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,252 in 2014 and $3,645 in 2015. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $51,723,391 in 2014 and $23,615,846 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TREASURY PRIME CASH MANAGEMENT

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    March 24, 2015

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]